Schedule of Investments (unaudited)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.0%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)(b)	$8,866	$8,397,805
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	16,858	16,421,665
7.50%, 06/01/29(a)(b)	14,619	13,015,769
7.75%, 04/15/28(a)(b)	14,089	13,060,121
7.88%, 04/01/30(a)(b)	12,290	12,718,245
9.00%, 09/15/28(a)(b)	9,620	10,113,598
CMG Media Corp., 8.88%, 06/18/29(a)	7,467	6,016,386
Lamar Media Corp.
3.63%, 01/15/31(b)	7,422	6,628,076
3.75%, 02/15/28(b)	7,882	7,506,875
4.00%, 02/15/30(b)	7,944	7,328,694
4.88%, 01/15/29(b)	6,047	5,871,818
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	35,987	30,678,127
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	7,652	7,163,720
4.63%, 03/15/30(a)(b)	7,020	6,525,589
5.00%, 08/15/27(a)(b)	8,510	8,369,766
7.38%, 02/15/31(a)	6,365	6,669,381
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	15,951	15,392,428
Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	4,302	4,338,201
		186,216,264
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)(b)	8,280	8,464,652
Bombardier Inc.
6.00%, 02/15/28(a)(b)	10,754	10,732,120
7.00%, 06/01/32(a)(b)	10,632	10,841,578
7.25%, 07/01/31(a)(b)	10,244	10,577,739
7.45%, 05/01/34(a)(b)	7,205	7,569,402
7.50%, 02/01/29(a)	10,693	11,129,424
7.88%, 04/15/27(a)	6,789	6,813,135
8.75%, 11/15/30(a)(b)	10,100	10,875,155
Goat Holdco LLC, 6.75%, 02/01/32(a)	10,545	10,509,674
Moog Inc., 4.25%, 12/15/27(a)	7,294	7,008,224
Spirit AeroSystems Inc.
3.85%, 06/15/26	3,353	3,294,589
4.60%, 06/15/28	10,299	9,928,982
9.38%, 11/30/29(a)	12,455	13,390,943
9.75%, 11/15/30(a)	16,318	18,052,865
TransDigm Inc.
4.63%, 01/15/29	16,893	15,989,829
4.88%, 05/01/29(b)	10,707	10,163,644
5.50%, 11/15/27	36,879	36,523,284
6.00%, 01/15/33(a)(b)	20,990	20,712,340
6.38%, 03/01/29(a)	38,070	38,451,499
6.63%, 03/01/32(a)(b)	30,555	31,076,604
6.75%, 08/15/28(a)(b)	29,200	29,717,395
6.88%, 12/15/30(a)	20,370	20,865,297
7.13%, 12/01/31(a)(b)	14,050	14,508,325
Triumph Group Inc., 9.00%, 03/15/28(a)(b)	13,571	14,223,589
		371,420,288
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	6,686	6,644,242
6.00%, 06/15/30(a)(b)	14,290	14,220,771
Turning Point Brands Inc., 5.63%, 02/15/26(a)(b)	2,066	2,060,337
		22,925,350
Security	Par (000)	Value
Airlines — 1.2%
Air Canada, 3.88%, 08/15/26(a)	$15,950	$15,546,980
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	7,267	7,332,912
American Airlines Inc.
7.25%, 02/15/28(a)(b)	9,914	10,144,877
8.50%, 05/15/29(a)(b)	13,835	14,575,919
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	20,207	20,195,945
5.75%, 04/20/29(a)(b)	41,710	41,607,529
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	27,311	28,872,043
OneSky Flight LLC, 8.88%, 12/15/29(a)	7,865	8,056,985
United Airlines Inc.
4.38%, 04/15/26(a)	27,602	27,202,867
4.63%, 04/15/29(a)	26,905	25,829,343
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	15,092	13,830,688
7.88%, 05/01/27(a)(b)	6,804	6,806,769
9.50%, 06/01/28(a)(b)	6,548	6,737,211
		226,740,068
Apparel — 0.5%
Champ Acquisition Corp., 8.38%, 12/01/31(a)(b)	6,865	7,149,727
Crocs Inc.
4.13%, 08/15/31(a)(b)	4,727	4,152,925
4.25%, 03/15/29(a)(b)	4,744	4,412,100
Hanesbrands Inc.
4.88%, 05/15/26(a)	11,314	11,224,300
9.00%, 02/15/31(a)(b)	8,508	9,090,943
Kontoor Brands Inc., 4.13%, 11/15/29(a)(b)	6,359	5,910,860
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	7,677	6,786,956
S&S Holdings LLC, 8.38%, 10/01/31(a)	8,395	8,424,064
Under Armour Inc., 3.25%, 06/15/26(b)	7,310	7,095,994
VF Corp.
2.80%, 04/23/27(b)	7,600	7,179,423
2.95%, 04/23/30(b)	10,735	9,372,535
6.00%, 10/15/33(b)	3,920	3,832,064
6.45%, 11/01/37	4,305	4,193,567
William Carter Co. (The), 5.63%, 03/15/27(a)	7,446	7,412,328
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	8,022	7,124,075
		103,361,861
Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	14,112	12,592,840
4.75%, 10/01/27(a)	5,492	5,393,515
5.88%, 06/01/29(a)(b)	7,008	7,026,199
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	14,298	14,190,406
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	6,526	6,295,089
5.50%, 07/15/29(a)(b)	6,473	6,367,474
5.88%, 01/15/28(a)(b)	8,115	8,103,061
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	8,993	9,578,283
Mclaren Finance PLC, 7.50%, 08/01/26(a)(b)	8,885	8,885,000
PM General Purchaser LLC, 9.50%, 10/01/28(a)(b)	9,481	9,438,236
Wabash National Corp., 4.50%, 10/15/28(a)	5,828	5,380,446
		93,250,549

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(b)	$9,570	$9,558,133
7.00%, 04/15/28(a)(b)	6,780	6,869,659
7.50%, 02/15/33(a)	2,480	2,513,054
8.25%, 04/15/31(a)(b)	7,547	7,827,069
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	8,690	7,972,156
6.50%, 04/01/27(b)	7,393	7,396,475
6.88%, 07/01/28(b)	5,755	5,721,311
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	3,578	3,577,088
6.75%, 05/15/28(a)(b)	12,951	13,193,489
6.75%, 02/15/30(a)	4,237	4,303,479
8.50%, 05/15/27(a)(b)	14,638	14,711,044
Cooper-Standard Automotive Inc.
5.63%, 05/15/27, (5.63% Cash or 10.63% PIK)(a)(b)(c)	5,360	4,576,358
13.50%, 03/31/27, (9% Cash and 4.5% PIK)(a)(c)	5,887	6,167,946
Dana Inc.
4.25%, 09/01/30(b)	5,287	5,015,480
4.50%, 02/15/32(b)	5,225	4,921,144
5.38%, 11/15/27(b)	5,963	5,937,073
5.63%, 06/15/28(b)	6,566	6,521,635
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(a)(b)	8,724	7,109,632
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	11,073	11,281,327
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	10,171	9,976,036
5.00%, 05/31/26(b)	11,188	11,089,453
5.00%, 07/15/29(b)	11,797	11,005,551
5.25%, 04/30/31(b)	7,923	7,234,423
5.25%, 07/15/31(b)	8,350	7,653,133
5.63%, 04/30/33(b)	6,298	5,672,976
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% cash)(a)(b)(c)	5,484	5,373,237
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(a)(c)	6,988	7,006,943
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(a)(b)(c)	5,820	5,809,459
Phinia Inc.
6.63%, 10/15/32(a)	6,320	6,333,070
6.75%, 04/15/29(a)(b)	7,435	7,638,005
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(a)(b)	7,856	6,832,131
Tenneco Inc., 8.00%, 11/17/28(a)(b)	26,442	25,240,116
Titan International Inc., 7.00%, 04/30/28(b)	6,192	6,143,068
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	11,216	11,021,028
6.88%, 04/14/28(a)(b)	8,418	8,480,739
6.88%, 04/23/32(a)(b)	9,228	8,891,935
7.13%, 04/14/30(a)(b)	8,385	8,384,767
		294,959,622
Banks — 0.8%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	13,153	14,421,411
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	7,580	7,610,828
7.63%, 05/01/26(a)	6,628	6,663,029
12.00%, 10/01/28(a)	11,827	12,881,519
12.25%, 10/01/30(a)	6,740	7,524,637
Security	Par (000)	Value
Banks (continued)
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)(d)	$10,625	$9,429,286
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(d)	10,470	8,288,604
Standard Chartered PLC, 7.01%(a)(b)(d)(e)	8,750	9,214,345
Texas Capital Bancshares Inc., 4.00%, 05/06/31, (5-year CMT + 3.150%)(b)(d)	3,056	2,933,911
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(b)(d)	19,632	19,132,501
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(d)	17,829	17,837,236
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(d)	16,622	17,419,929
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.36%)(b)(d)	3,455	3,170,869
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(b)(d)	7,057	6,713,536
		143,241,641
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29(a)	10,952	10,345,160
Triton Water Holdings Inc., 6.25%, 04/01/29(a)	10,588	10,510,972
		20,856,132
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)(b)	6,226	5,248,734
Building Materials — 1.9%
ACProducts Holdings Inc., 6.38%, 05/15/29(a)(b)	6,634	4,213,969
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)(b)	6,672	7,069,965
Boise Cascade Co., 4.88%, 07/01/30(a)	7,008	6,641,946
Builders FirstSource Inc.
4.25%, 02/01/32(a)	17,721	15,979,782
5.00%, 03/01/30(a)(b)	7,735	7,406,918
6.38%, 06/15/32(a)(b)	9,593	9,715,531
6.38%, 03/01/34(a)(b)	14,082	14,163,549
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	9,834	9,659,061
Cornerstone Building Brands Inc.
6.13%, 01/15/29(a)(b)	4,386	3,549,178
9.50%, 08/15/29(a)(b)	6,635	6,622,359
CP Atlas Buyer Inc., 7.00%, 12/01/28(a)(b)	6,577	5,853,514
Eco Material Technologies Inc., 7.88%, 01/31/27(a)	10,215	10,388,165
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)(b)	38,559	39,001,696
6.75%, 07/15/31(a)(b)	7,263	7,385,244
Griffon Corp., 5.75%, 03/01/28(b)	14,318	14,193,464
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	5,761	5,547,543
JELD-WEN Inc., 7.00%, 09/01/32(a)(b)	5,010	4,775,156
Knife River Corp., 7.75%, 05/01/31(a)(b)	6,407	6,697,096
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)(b)	5,608	5,212,038
Masterbrand Inc., 7.00%, 07/15/32(a)(b)	10,285	10,514,633
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	10,252	10,375,701
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	8,068	7,680,100
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)(b)	8,875	8,664,038

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(a)(b)	$8,501	$8,249,610
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	15,716	15,580,651
8.88%, 11/15/31(a)(b)	15,546	16,572,829
Standard Industries Inc./New York
3.38%, 01/15/31(a)(b)	15,790	13,822,457
4.38%, 07/15/30(a)	22,542	20,935,418
4.75%, 01/15/28(a)	13,965	13,586,637
5.00%, 02/15/27(a)	11,771	11,607,727
6.50%, 08/15/32(a)(b)	11,570	11,684,809
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(a)(b)	9,778	9,892,862
6.50%, 03/15/27(a)(b)	4,289	4,289,000
7.25%, 01/15/31(a)(b)	10,759	11,606,271
Wilsonart LLC, 11.00%, 08/15/32(a)(b)	7,094	7,095,121
		366,234,038
Chemicals — 2.7%
Ashland Inc.
3.38%, 09/01/31(a)(b)	6,757	5,808,382
6.88%, 05/15/43(b)	3,978	4,127,986
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(a)(b)(c)	9,094	5,979,065
10.43%, 09/30/29, (10.43% cash and 11.18% PIK)(a)(b)(c)	11,773	11,861,400
Avient Corp.
6.25%, 11/01/31(a)(b)	9,750	9,730,747
7.13%, 08/01/30(a)(b)	10,432	10,708,521
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	6,356	6,619,348
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	11,027	10,135,388
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	6,432	6,309,037
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	12,380	12,928,434
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	8,868	7,873,770
5.38%, 05/15/27(b)	6,901	6,761,879
5.75%, 11/15/28(a)(b)	10,764	10,212,241
8.00%, 01/15/33(a)(b)	8,275	8,206,442
Consolidated Energy Finance SA
5.63%, 10/15/28(a)(b)	7,450	6,630,500
12.00%, 02/15/31(a)(b)	7,860	8,089,210
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)(b)	8,629	8,501,890
Element Solutions Inc., 3.88%, 09/01/28(a)(b)	11,835	11,296,188
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	6,564	6,473,265
HB Fuller Co.
4.00%, 02/15/27	4,607	4,452,467
4.25%, 10/15/28(b)	5,222	4,963,331
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	4,510	4,141,928
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)(b)	4,698	4,739,831
Ineos Finance PLC
6.75%, 05/15/28(a)(b)	5,765	5,810,745
7.50%, 04/15/29(a)(b)	10,302	10,505,619
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)	3,415	3,579,241
Security	Par (000)	Value
Chemicals (continued)
Ingevity Corp., 3.88%, 11/01/28(a)(b)	$8,044	$7,458,928
Innophos Holdings Inc., 11.50%, 06/15/29(a)(b)	4,673	4,978,521
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(a)(b)	1,737	1,785,994
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	5,677	5,408,916
Methanex Corp.
5.13%, 10/15/27	10,064	9,906,277
5.25%, 12/15/29	10,108	9,843,020
5.65%, 12/01/44(b)	3,868	3,381,419
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	7,510	7,495,524
Minerals Technologies Inc., 5.00%, 07/01/28(a)	5,752	5,567,763
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	8,998	8,436,622
5.25%, 06/01/27(a)	13,799	13,559,731
7.00%, 12/01/31(a)(b)	6,325	6,380,559
8.50%, 11/15/28(a)	3,956	4,201,624
9.00%, 02/15/30(a)(b)	10,276	10,962,032
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	5,464	5,079,405
OCI NV, 6.70%, 03/16/33(a)(b)	8,580	8,888,343
Olin Corp.
5.00%, 02/01/30(b)	7,840	7,392,068
5.13%, 09/15/27(b)	6,786	6,713,636
5.63%, 08/01/29(b)	9,606	9,362,462
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	9,949	9,431,118
6.25%, 10/01/29(a)(b)	5,880	5,653,255
7.13%, 10/01/27(a)(b)	4,210	4,270,460
7.25%, 06/15/31(a)(b)	10,600	10,792,125
9.75%, 11/15/28(a)	18,735	19,835,082
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	5,961	6,320,423
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	15,824	15,351,752
6.63%, 05/01/29(a)	9,927	9,626,209
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)	10,324	10,242,746
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)(b)	9,931	9,388,032
SNF Group SACA
3.13%, 03/15/27(a)	5,132	4,886,533
3.38%, 03/15/30(a)	5,720	5,036,103
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 7.63%, 05/03/29(a)(b)	2,755	2,093,686
Tronox Inc., 4.63%, 03/15/29(a)(b)	14,923	13,515,028
Vibrantz Technologies Inc., 9.00%, 02/15/30(a)(b)	10,588	9,684,018
WR Grace Holdings LLC
4.88%, 06/15/27(a)	10,600	10,361,753
5.63%, 08/15/29(a)	16,261	15,197,317
7.38%, 03/01/31(a)(b)	4,989	5,146,962
		500,082,301
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	6,450	6,811,600
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)	5,435	5,562,005
SunCoke Energy Inc., 4.88%, 06/30/29(a)	7,537	6,948,886
		19,322,491

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 5.2%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	$14,492	$13,616,353
4.88%, 07/15/32(a)	10,028	9,330,420
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	6,009	5,913,701
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	9,130	9,145,539
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	5,110	5,206,574
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	32,721	33,548,612
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	12,887	11,923,860
9.75%, 07/15/27(a)(b)	15,470	15,567,476
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)	17,525	16,730,686
4.63%, 06/01/28(a)(b)	11,125	10,606,911
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	7,105	6,884,868
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	5,339	4,865,172
4.63%, 10/01/27(a)(b)	7,362	7,132,039
APi Group DE Inc.
4.13%, 07/15/29(a)(b)	3,741	3,474,129
4.75%, 10/15/29(a)(b)	3,990	3,785,543
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	7,048	6,675,643
5.38%, 03/01/29(a)(b)	8,690	8,286,791
5.75%, 07/15/27(a)(b)	5,472	5,403,873
5.75%, 07/15/27(a)(b)	4,316	4,248,500
8.00%, 02/15/31(a)(b)	6,965	7,201,831
8.25%, 01/15/30(a)(b)	9,550	9,863,297
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)(b)	15,810	15,668,078
Block Inc.
2.75%, 06/01/26(b)	13,164	12,823,167
3.50%, 06/01/31(b)	13,376	11,902,910
6.50%, 05/15/32(a)	28,039	28,658,914
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)(b)	30,803	32,247,106
Brink's Co. (The)
4.63%, 10/15/27(a)	8,854	8,645,090
6.50%, 06/15/29(a)(b)	5,530	5,636,950
6.75%, 06/15/32(a)(b)	6,025	6,148,790
Carriage Services Inc., 4.25%, 05/15/29(a)	5,777	5,297,946
Champions Financing Inc., 8.75%, 02/15/29(a)(b)	7,969	7,610,935
Cimpress PLC, 7.38%, 09/15/32(a)(b)	7,335	7,284,367
CoreCivic Inc., 8.25%, 04/15/29(b)	7,450	7,878,368
CPI CG Inc., 10.00%, 07/15/29(a)	4,415	4,767,741
Dcli Bidco LLC, 7.75%, 11/15/29(a)(b)	6,670	6,859,074
Deluxe Corp.
8.00%, 06/01/29(a)	6,367	6,237,607
8.13%, 09/15/29(a)	6,625	6,813,865
EquipmentShare.com Inc.
8.00%, 03/15/33(a)(b)	7,030	7,307,235
8.63%, 05/15/32(a)(b)	8,509	9,069,199
9.00%, 05/15/28(a)(b)	14,239	15,005,856
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	8,291	8,126,959
Security	Par (000)	Value
Commercial Services (continued)
6.00%, 06/01/29(a)	$6,461	$6,223,362
7.75%, 02/15/28(a)(b)	5,610	5,818,277
8.25%, 08/01/32(a)	7,815	8,038,556
8.38%, 11/15/32(a)	13,835	14,284,734
GEO Group Inc. (The)
8.63%, 04/15/29	8,790	9,280,605
10.25%, 04/15/31	8,992	9,846,673
Graham Holdings Co., 5.75%, 06/01/26(a)(b)	1,633	1,633,180
Grand Canyon University, 5.13%, 10/01/28(b)	5,541	5,244,471
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	16,511	16,447,799
6.63%, 06/15/29(a)(b)	11,663	11,919,948
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	6,403	5,694,836
5.00%, 12/01/29(a)(b)	13,426	9,685,048
12.63%, 07/15/29(a)(b)	17,586	18,956,248
Korn Ferry, 4.63%, 12/15/27(a)(b)	5,806	5,653,767
Matthews International Corp., 8.63%, 10/01/27(a)	3,185	3,344,928
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	10,506	10,185,193
Mobius Merger Sub Inc., 9.00%, 06/01/30(a)(b)	6,676	6,519,314
NESCO Holdings II Inc., 5.50%, 04/15/29(a)	12,711	12,013,981
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(a)(b)	4,875	4,528,989
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)(b)	13,807	13,031,900
5.75%, 04/15/26(a)	17,704	17,746,818
6.25%, 01/15/28(a)(b)	18,545	18,523,898
PROG Holdings Inc., 6.00%, 11/15/29(a)(b)	8,411	8,131,711
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	18,520	18,477,178
RR Donnelley & Sons Co.
8.50%, 04/15/29(a)	25	25,002
9.50%, 08/01/29(a)	14,799	15,240,483
10.88%, 08/01/29(a)(b)	6,770	6,953,670
Service Corp. International/U.S.
3.38%, 08/15/30(b)	12,180	10,808,912
4.00%, 05/15/31	10,943	9,886,425
4.63%, 12/15/27(b)	7,710	7,574,969
5.13%, 06/01/29(b)	10,113	9,883,656
5.75%, 10/15/32(b)	11,490	11,290,211
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	6,135	6,068,619
6.75%, 08/15/32(a)(b)	15,385	15,797,980
Signal Parent Inc., 6.13%, 04/01/29(a)(b)	3,758	2,414,356
Sotheby's, 7.38%, 10/15/27(a)(b)	10,501	10,334,759
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(a)(b)	4,089	3,760,813
TriNet Group Inc.
3.50%, 03/01/29(a)	6,782	6,238,954
7.13%, 08/15/31(a)	6,118	6,278,763
United Rentals North America Inc.
3.75%, 01/15/32(b)	10,393	9,216,051
3.88%, 11/15/27(b)	10,714	10,336,922
3.88%, 02/15/31(b)	15,300	13,937,243
4.00%, 07/15/30(b)	10,368	9,598,396
4.88%, 01/15/28(b)	23,548	23,222,258
5.25%, 01/15/30(b)	10,388	10,257,807

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.50%, 05/15/27(b)	$6,130	$6,126,581
6.13%, 03/15/34(a)(b)	15,684	15,709,565
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	6,834	6,694,249
Valvoline Inc., 3.63%, 06/15/31(a)(b)	7,942	6,888,421
Verde Purchaser LLC, 10.50%, 11/30/30(a)(b)	14,147	15,374,776
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	5,147	4,996,271
Vortex Opco LLC
8.00%, 04/30/30(a)	407	138,613
10.56%, 04/30/30, (3-mo. CME Term SOFR + 6.250%)(a)(d)	665	659,530
VT Topco Inc., 8.50%, 08/15/30(a)	7,551	8,000,858
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)	17,991	18,623,198
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(a)(b)	10,853	10,847,068
Williams Scotsman Inc.
4.63%, 08/15/28(a)(b)	6,864	6,743,920
6.63%, 06/15/29(a)(b)	6,360	6,516,380
7.38%, 10/01/31(a)(b)	7,163	7,489,912
WW International Inc., 4.50%, 04/15/29(a)(b)	5,636	1,132,951
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	7,841	7,147,915
		976,849,846
Computers — 1.3%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)(b)	6,161	6,094,969
Amentum Holdings Inc., 7.25%, 08/01/32(a)(b)	14,210	14,406,027
ASGN Inc., 4.63%, 05/15/28(a)	8,557	8,228,364
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)(b)	7,550	7,251,696
Crane NXT Co., 4.20%, 03/15/48	4,950	3,168,137
Crowdstrike Holdings Inc., 3.00%, 02/15/29(b)	11,035	10,133,712
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)(b)	13,250	13,716,215
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)(b)	10,705	11,037,455
Insight Enterprises Inc., 6.63%, 05/15/32(a)	7,161	7,280,940
KBR Inc., 4.75%, 09/30/28(a)(b)	3,709	3,527,333
McAfee Corp., 7.38%, 02/15/30(a)(b)	27,730	27,319,261
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	18,902	20,594,555
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	9,262	8,926,231
5.13%, 04/15/29(a)(b)	6,038	5,758,772
Science Applications International Corp., 4.88%, 04/01/28(a)	6,090	5,899,565
Seagate HDD Cayman
4.09%, 06/01/29(b)	7,508	7,071,959
4.13%, 01/15/31(b)	2,897	2,648,458
4.88%, 06/01/27	7,169	7,060,750
5.75%, 12/01/34	6,329	6,162,252
8.25%, 12/15/29(b)	7,368	7,902,751
8.50%, 07/15/31(b)	6,810	7,289,982
9.63%, 12/01/32	10,282	11,687,888
Unisys Corp., 6.88%, 11/01/27(a)(b)	6,719	6,645,912
Virtusa Corp., 7.13%, 12/15/28(a)(b)	5,242	5,126,009
Western Digital Corp., 4.75%, 02/15/26	32,275	32,085,010
		247,024,203
Cosmetics & Personal Care — 0.4%
Coty Inc., 5.00%, 04/15/26(a)(b)	1,777	1,772,335
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)(b)	7,235	6,971,740
6.63%, 07/15/30(a)(b)	11,090	11,326,611
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	$7,482	$7,003,412
5.50%, 06/01/28(a)(b)	10,096	9,954,106
Oriflame Investment Holding PLC, 5.13%, 05/04/26(a)(b)	2,675	278,168
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	10,993	10,365,505
4.90%, 12/15/44(b)	4,510	3,494,294
6.13%, 09/30/32(b)	9,747	9,558,054
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	8,908	7,920,266
5.13%, 01/15/28(a)	5,866	5,785,004
		74,429,495
Distribution & Wholesale — 0.6%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	6,151	5,686,784
4.00%, 01/15/28(a)	10,099	9,741,451
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	9,660	9,700,224
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	7,779	7,733,480
Gates Corp./DE, 6.88%, 07/01/29(a)(b)	7,770	7,946,783
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	17,774	17,741,854
Resideo Funding Inc.
4.00%, 09/01/29(a)(b)	4,445	4,079,897
6.50%, 07/15/32(a)(b)	8,422	8,498,345
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)	8,023	8,222,115
7.75%, 03/15/31(a)(b)	11,036	11,620,610
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)	7,641	7,960,012
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(a)(f)(g)	2,840	113,600
9.00%, 11/15/26(a)(b)(f)(g)	4,347	1,825,740
Windsor Holdings III LLC, 8.50%, 06/15/30(a)(b)	11,611	12,281,384
		113,152,279
Diversified Financial Services — 4.5%
AG Issuer LLC, 6.25%, 03/01/28(a)	8,124	8,101,610
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	7,900	8,219,855
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(d)	7,140	7,060,837
6.70%, 02/14/33(b)	7,109	7,309,493
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	6,077	6,092,515
10.00%, 08/15/30(a)(b)	10,212	11,222,008
Armor Holdco Inc., 8.50%, 11/15/29(a)(b)	5,256	5,291,841
Azorra Finance Ltd., 7.75%, 04/15/30(a)	7,680	7,772,383
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	12,752	13,750,711
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	4,395	4,333,756
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	5,831	5,805,918
6.88%, 04/15/30(a)	5,241	5,268,044
9.25%, 07/01/31(a)	9,636	10,323,143
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(a)	4,895	4,929,535
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(a)	5,529	4,833,105

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	$14,392	$13,017,083
3.63%, 10/01/31(a)(b)	10,925	9,450,467
Credit Acceptance Corp.
6.63%, 03/15/26(b)	4,147	4,150,728
9.25%, 12/15/28(a)	8,579	9,141,439
Encore Capital Group Inc.
8.50%, 05/15/30(a)	6,835	7,229,708
9.25%, 04/01/29(a)(b)	7,245	7,764,343
Enova International Inc.
9.13%, 08/01/29(a)	6,420	6,756,318
11.25%, 12/15/28(a)	5,505	5,991,119
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	14,390	14,466,238
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	10,066	10,418,250
9.25%, 02/01/29(a)	15,490	16,167,672
GGAM Finance Ltd.
5.88%, 03/15/30(a)	5,534	5,478,767
6.88%, 04/15/29(a)(b)	5,151	5,255,550
8.00%, 02/15/27(a)	9,385	9,691,279
8.00%, 06/15/28(a)(b)	8,464	8,927,522
7.75%, 05/15/26(a)	5,490	5,576,034
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	15,402	15,821,381
goeasy Ltd.
7.63%, 07/01/29(a)(b)	8,412	8,694,845
9.25%, 12/01/28(a)(b)	7,944	8,483,485
Series 144*, 6.88%, 05/15/30(a)(b)	5,605	5,690,717
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(a)(b)	5,334	3,101,226
Hightower Holding LLC
6.75%, 04/15/29(a)(b)	3,778	3,695,616
9.13%, 01/31/30(a)(b)	5,551	5,849,458
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	8,922	8,424,905
6.13%, 11/01/32(a)	17,600	17,515,099
7.13%, 04/30/31(a)	19,645	20,303,323
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(b)	13,904	13,166,155
6.63%, 10/15/31(a)(b)	6,820	6,852,054
Jefferson Capital Holdings LLC
6.00%, 08/15/26(a)(b)	4,028	4,019,475
9.50%, 02/15/29(a)	5,911	6,316,914
LD Holdings Group LLC
6.13%, 04/01/28(a)(b)	6,730	5,884,788
8.75%, 11/01/27(a)	4,826	4,641,058
LFS Topco LLC, 5.88%, 10/15/26(a)(b)	3,344	3,322,274
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	5,098	4,753,644
6.50%, 05/01/28(a)(b)	14,161	13,927,174
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	4,877	4,845,668
5.13%, 12/15/30(a)(b)	8,972	8,475,465
5.50%, 08/15/28(a)	11,761	11,546,416
5.75%, 11/15/31(a)(b)	8,285	8,018,713
6.00%, 01/15/27(a)	8,394	8,382,833
6.50%, 08/01/29(a)	10,520	10,544,101
7.13%, 02/01/32(a)(b)	13,497	13,913,112
Navient Corp.
4.88%, 03/15/28	7,114	6,812,138
Security	Par (000)	Value
Diversified Financial Services (continued)
5.00%, 03/15/27(b)	$10,481	$10,299,137
5.50%, 03/15/29(b)	10,334	9,906,247
5.63%, 08/01/33(b)	8,640	7,626,181
6.75%, 06/15/26(b)	6,681	6,795,125
9.38%, 07/25/30	6,560	7,142,043
11.50%, 03/15/31	6,738	7,654,503
OneMain Finance Corp.
3.50%, 01/15/27(b)	10,251	9,862,548
3.88%, 09/15/28(b)	8,491	7,931,622
4.00%, 09/15/30(b)	10,944	9,805,697
5.38%, 11/15/29(b)	10,309	10,006,330
6.63%, 01/15/28	10,720	10,895,143
6.63%, 05/15/29	12,020	12,212,015
7.13%, 03/15/26	21,000	21,419,475
7.13%, 11/15/31	10,515	10,813,910
7.50%, 05/15/31(b)	10,445	10,863,134
7.88%, 03/15/30	9,770	10,277,757
9.00%, 01/15/29(b)	11,310	12,013,391
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	3,457	3,577,763
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	6,264	6,226,917
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	8,648	8,093,663
5.75%, 09/15/31(a)	6,669	6,379,802
7.13%, 11/15/30(a)	9,005	9,213,592
7.88%, 12/15/29(a)	10,385	10,873,438
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)(b)	6,945	6,797,558
Planet Financial Group LLC, 10.50%, 12/15/29(a)	6,720	6,912,586
PRA Group Inc.
5.00%, 10/01/29(a)(b)	4,591	4,246,173
8.38%, 02/01/28(a)(b)	6,143	6,328,347
8.88%, 01/31/30(a)(b)	7,990	8,359,029
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)	5,640	5,895,599
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	15,818	15,090,938
3.63%, 03/01/29(a)(b)	10,406	9,511,487
3.88%, 03/01/31(a)(b)	17,400	15,376,093
4.00%, 10/15/33(a)(b)	12,388	10,474,230
SLM Corp., 3.13%, 11/02/26(b)	6,826	6,562,474
StoneX Group Inc., 7.88%, 03/01/31(a)	7,772	8,184,297
Synchrony Financial, 7.25%, 02/02/33(b)	10,489	10,975,874
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	9,866	9,565,433
5.75%, 06/15/27(a)	7,831	7,784,117
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	11,095	11,117,634
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	7,340	7,620,197
		853,490,807
Electric — 3.0%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(d)	7,030	6,869,448
7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	13,217	13,455,713
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.249%)(b)(d)	10,180	9,715,105
Alpha Generation LLC, 6.75%, 10/15/32(a)(b)	14,290	14,448,695
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	5,725	5,423,167

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)(b)	$9,234	$9,100,224
Calpine Corp.
3.75%, 03/01/31(a)(b)	12,423	11,234,218
4.50%, 02/15/28(a)	17,238	16,724,721
4.63%, 02/01/29(a)(b)	9,147	8,730,147
5.00%, 02/01/31(a)	12,015	11,474,010
5.13%, 03/15/28(a)	19,468	19,115,824
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	12,985	11,497,670
3.75%, 01/15/32(a)(b)	4,858	4,230,266
4.75%, 03/15/28(a)	11,531	11,155,884
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	3,410	3,410,682
DPL Inc., 4.35%, 04/15/29(b)	5,598	5,219,168
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(d)	6,350	5,926,360
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(d)	6,935	6,575,483
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(b)(d)(e)	21,008	23,860,592
Emera Inc., Series 16-A, 6.75%, 06/15/76(b)(d)	16,401	16,552,316
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(b)(d)	7,730	8,060,169
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)(b)	5,394	4,918,065
Lightning Power LLC, 7.25%, 08/15/32(a)	21,005	21,695,224
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	6,902	6,609,245
4.50%, 09/15/27(a)(b)	8,096	7,681,161
7.25%, 01/15/29(a)(b)	10,615	10,679,890
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	6,517	5,961,325
3.63%, 02/15/31(a)(b)	14,426	12,710,108
3.88%, 02/15/32(a)	6,620	5,815,570
5.25%, 06/15/29(a)(b)	10,450	10,180,149
5.75%, 01/15/28(b)	11,355	11,372,521
5.75%, 07/15/29(a)(b)	10,910	10,719,739
6.00%, 02/01/33(a)	12,575	12,286,255
6.25%, 11/01/34(a)	12,915	12,725,693
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	9,059	8,562,125
PG&E Corp.
5.00%, 07/01/28(b)	14,064	13,551,601
5.25%, 07/01/30	13,390	12,592,489
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)(d)	20,796	20,205,385
Pike Corp.
5.50%, 09/01/28(a)(b)	9,790	9,583,103
8.63%, 01/31/31(a)(b)	5,448	5,809,431
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	16,353	17,443,794
Terraform Global Operating LP, 6.13%, 03/01/26(a)(b)	2,264	2,253,982
TransAlta Corp.
6.50%, 03/15/40	3,813	3,733,202
7.75%, 11/15/29	5,799	6,020,580
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	17,483	16,591,833
5.00%, 07/31/27(a)	17,958	17,703,359
5.50%, 09/01/26(a)	11,870	11,865,098
Security	Par (000)	Value
Electric (continued)
5.63%, 02/15/27(a)	$18,376	$18,372,749
6.88%, 04/15/32(a)(b)	13,810	14,209,178
7.75%, 10/15/31(a)	20,100	21,218,846
		555,851,562
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	11,353	10,614,192
4.75%, 06/15/28(a)(b)	8,650	8,308,427
6.50%, 12/31/27(a)(b)	2,945	2,986,477
EnerSys
4.38%, 12/15/27(a)(b)	4,344	4,195,685
6.63%, 01/15/32(a)	4,296	4,350,362
WESCO Distribution Inc.
6.38%, 03/15/29(a)	13,030	13,274,052
6.63%, 03/15/32(a)(b)	11,989	12,257,781
7.25%, 06/15/28(a)(b)	12,751	12,992,810
		68,979,786
Electronics — 0.5%
Atkore Inc., 4.25%, 06/01/31(a)(b)	6,890	6,171,958
Coherent Corp., 5.00%, 12/15/29(a)(b)	14,397	13,855,136
Imola Merger Corp., 4.75%, 05/15/29(a)	27,904	26,613,219
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	13,688	12,668,681
5.88%, 09/01/30(a)	6,997	6,884,968
Sensata Technologies Inc.
3.75%, 02/15/31(a)	10,265	9,058,720
4.38%, 02/15/30(a)(b)	6,136	5,682,174
6.63%, 07/15/32(a)(b)	7,255	7,301,272
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	7,325	6,869,698
		95,105,826
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp.
5.88%, 09/01/26(a)(b)	5,274	4,305,120
11.75%, 10/01/28(a)(b)	5,572	3,893,435
TerraForm Power Operating LLC
4.75%, 01/15/30(a)(b)	9,940	9,181,045
5.00%, 01/31/28(a)	9,943	9,581,092
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	6,197	6,040,366
		33,001,058
Engineering & Construction — 0.9%
AECOM, 5.13%, 03/15/27(b)	14,509	14,427,966
Arcosa Inc.
4.38%, 04/15/29(a)	5,561	5,252,920
6.88%, 08/15/32(a)(b)	8,500	8,712,542
Artera Services LLC, 8.50%, 02/15/31(a)(b)	8,925	8,818,301
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners, 4.05%, 04/27/26(a)(b)	4,497	4,429,545
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	18,477	19,039,307
Brundage-Bone Concrete Pumping Holdings Inc.
6.00%, 02/01/26(a)(b)	4,047	4,047,000
7.50%, 02/01/32(a)	5,830	5,902,695
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	6,694	6,304,250
Fluor Corp., 4.25%, 09/15/28(b)	7,815	7,501,995
Global Infrastructure Solutions Inc.
5.63%, 06/01/29(a)	4,601	4,471,097
7.50%, 04/15/32(a)(b)	4,680	4,647,136

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(a)(b)	$4,805	$4,462,593
INNOVATE Corp., 8.50%, 02/01/26(a)(b)	4,365	4,253,562
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	25,620	25,683,794
6.75%, 03/01/33(a)	6,105	6,120,262
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28(a)(b)	4,230	4,282,239
TopBuild Corp.
3.63%, 03/15/29(a)(b)	5,875	5,431,051
4.13%, 02/15/32(a)(b)	7,039	6,296,785
Tutor Perini Corp., 11.88%, 04/30/29(a)	5,382	6,010,139
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	6,332	6,063,896
		162,159,075
Entertainment — 2.9%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	7,026	5,964,733
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28(a)(b)	4,578	1,651,280
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	13,303	11,230,128
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(c)	11,465	11,430,934
Banijay Entertainment SASU, 8.13%, 05/01/29(a)(b)	5,358	5,570,133
Boyne USA Inc., 4.75%, 05/15/29(a)(b)	9,970	9,477,388
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	16,599	15,670,603
6.00%, 10/15/32(a)(b)	15,220	14,802,356
6.50%, 02/15/32(a)	21,135	21,398,194
7.00%, 02/15/30(a)	28,180	29,045,436
8.13%, 07/01/27(a)	5,441	5,498,577
CCM Merger Inc., 6.38%, 05/01/26(a)(b)	1,282	1,281,589
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	7,789	7,510,432
5.38%, 04/15/27(b)	7,052	7,021,435
6.50%, 10/01/28(b)	3,454	3,485,342
Churchill Downs Inc.
4.75%, 01/15/28(a)(b)	10,206	9,944,748
5.50%, 04/01/27(a)	7,691	7,651,989
5.75%, 04/01/30(a)(b)	17,050	16,842,907
6.75%, 05/01/31(a)(b)	8,787	8,936,194
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	11,401	11,175,452
7.00%, 08/01/32(a)(b)	7,035	7,228,251
Empire Resorts Inc., 7.75%, 11/01/26(a)(b)	3,280	3,154,099
Everi Holdings Inc., 5.00%, 07/15/29(a)(b)	3,445	3,454,815
Great Canadian Gaming Corp., 8.75%, 11/15/29(a)(b)	7,910	8,210,406
International Game Technology PLC
4.13%, 04/15/26(a)	7,394	7,317,171
5.25%, 01/15/29(a)(b)	11,433	11,250,243
6.25%, 01/15/27(a)	9,599	9,732,330
Jacobs Entertainment Inc., 6.75%, 02/15/29(a)(b)	7,454	7,323,401
Light & Wonder International Inc.
7.00%, 05/15/28(a)	8,217	8,252,202
7.25%, 11/15/29(a)(b)	7,332	7,563,713
7.50%, 09/01/31(a)(b)	8,186	8,528,093
Security	Par (000)	Value
Entertainment (continued)
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(a)	$8,354	$7,460,373
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)	60	48,808
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	7,305	6,972,259
4.75%, 10/15/27(a)(b)	13,308	13,043,655
5.63%, 03/15/26(a)	2,649	2,650,905
6.50%, 05/15/27(a)	15,140	15,391,498
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	7,258	7,041,433
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	4,623	4,678,703
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)(b)	10,718	10,219,490
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(a)(b)	13,152	13,099,964
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	5,770	5,557,254
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	5,196	5,468,650
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(a)(b)	5,915	6,122,226
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	5,589	5,091,297
5.63%, 01/15/27(a)(b)	4,710	4,668,638
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,986	8,170,837
5.88%, 09/01/31(a)	10,743	7,291,167
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	14,140	12,574,100
4.63%, 04/06/31(a)(b)	4,820	4,109,763
8.45%, 07/27/30(a)(b)	5,842	6,055,881
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	1,470	1,467,463
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	11,537	11,232,781
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	10,723	10,362,844
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	7,661	7,615,236
7.25%, 05/15/31(a)(b)	11,702	12,054,616
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)(b)	11,979	12,238,024
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)(b)	5,222	5,074,035
Vail Resorts Inc., 6.50%, 05/15/32(a)(b)	9,238	9,369,170
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	11,155	10,811,556
6.25%, 03/15/33(a)(b)	11,350	11,243,424
7.13%, 02/15/31(a)	14,245	14,895,028
		539,685,652
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27(a)	7,941	7,842,628
5.13%, 07/15/29(a)	4,469	4,335,610
6.38%, 02/01/31(a)(b)	6,940	7,039,943
Enviri Corp., 5.75%, 07/31/27(a)(b)	6,260	6,074,900
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	10,567	9,960,880

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.00%, 08/01/28(a)(b)	$10,144	$9,657,822
4.38%, 08/15/29(a)(b)	7,830	7,400,731
4.75%, 06/15/29(a)(b)	10,683	10,290,823
5.13%, 12/15/26(a)	4,143	4,125,902
6.75%, 01/15/31(a)(b)	14,077	14,603,536
Madison IAQ LLC
4.13%, 06/30/28(a)	10,037	9,591,936
5.88%, 06/30/29(a)	14,623	14,095,417
Reworld Holding Corp.
4.88%, 12/01/29(a)(b)	10,894	10,145,192
5.00%, 09/01/30	6,506	6,042,640
Waste Pro USA Inc., 7.00%, 02/01/33(a)	9,964	10,074,888
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	7,005	7,162,466
		138,445,314
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	6,549	6,427,053
3.50%, 03/15/29(a)	19,485	17,925,002
4.63%, 01/15/27(a)	18,442	18,113,732
4.88%, 02/15/30(a)(b)	14,423	13,861,078
5.88%, 02/15/28(a)(b)	10,340	10,324,954
6.50%, 02/15/28(a)(b)	11,007	11,211,422
7.50%, 03/15/26(a)	5,107	5,113,773
B&G Foods Inc.
5.25%, 09/15/27(b)	7,059	6,699,647
8.00%, 09/15/28(a)(b)	11,217	11,623,852
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)(b)	5,599	4,801,442
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.5% PIK)(a)(b)(c)	10,390	11,252,734
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	6,680	6,489,460
7.63%, 07/01/29(a)(b)	6,900	7,202,620
Fiesta Purchaser Inc.
7.88%, 03/01/31(a)(b)	6,821	7,051,243
9.63%, 09/15/32(a)(b)	6,448	6,718,210
Ingles Markets Inc., 4.00%, 06/15/31(a)(b)	5,364	4,795,724
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)	13,798	14,341,241
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	14,348	13,291,848
4.38%, 01/31/32(a)(b)	9,874	8,983,670
4.88%, 05/15/28(a)(b)	7,789	7,629,215
Performance Food Group Inc.
4.25%, 08/01/29(a)(b)	14,178	13,329,906
5.50%, 10/15/27(a)(b)	15,028	14,946,955
6.13%, 09/15/32(a)(b)	14,140	14,169,708
Pilgrim's Pride Corp.
3.50%, 03/01/32	11,717	10,140,684
4.25%, 04/15/31	13,034	12,097,624
6.25%, 07/01/33	13,536	13,882,968
6.88%, 05/15/34	7,085	7,578,180
Post Holdings Inc.
4.50%, 09/15/31(a)(b)	13,975	12,636,266
4.63%, 04/15/30(a)(b)	19,314	17,965,802
5.50%, 12/15/29(a)(b)	17,895	17,518,944
6.25%, 02/15/32(a)	13,604	13,614,244
6.25%, 10/15/34(a)(b)	8,320	8,107,798
6.38%, 03/01/33(a)(b)	16,555	16,305,314
Security	Par (000)	Value
Food (continued)
Safeway Inc., 7.25%, 02/01/31(b)	$3,966	$4,165,395
Sigma Holdco BV, 7.88%, 05/15/26(a)(b)	2,477	2,469,985
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)(b)	11,922	11,110,899
TreeHouse Foods Inc., 4.00%, 09/01/28	6,804	6,219,487
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	7,522	7,117,529
4.75%, 02/15/29(a)	12,929	12,503,945
5.75%, 04/15/33(a)(b)	6,848	6,657,221
6.88%, 09/15/28(a)	6,475	6,649,184
7.25%, 01/15/32(a)(b)	7,316	7,593,013
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	7,071	7,017,943
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)(b)	12,575	12,293,529
		449,950,443
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)(b)	16,279	15,957,431
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	6,634	6,607,931
10.50%, 05/15/29(a)	9,158	9,341,689
		31,907,051
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(a)(b)	4,338	4,116,762
Domtar Corp., 6.75%, 10/01/28(a)	8,900	8,213,873
Glatfelter Corp., 4.75%, 11/15/29(a)	7,391	6,678,221
Magnera Corp., 7.25%, 11/15/31(a)(b)	11,415	11,258,044
Mercer International Inc.
5.13%, 02/01/29(b)	12,331	10,938,306
12.88%, 10/01/28(a)	5,270	5,690,346
		46,895,552
Gas — 0.2%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(b)(d)	12,480	12,539,942
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(b)	7,143	6,802,005
5.88%, 08/20/26	8,896	8,832,468
9.38%, 06/01/28(a)(b)	6,212	6,160,618
		34,335,033
Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc.
11.50%, 06/15/28(a)(b)	7,109	7,826,589
16.50%, 10/15/28, (5.75% PIK)(a)(b)(c)	3,552	3,591,486
		11,418,075
Health Care - Products — 1.2%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	11,032	10,211,293
4.63%, 07/15/28(a)(b)	22,068	21,335,038
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	19,478	20,392,687
Embecta Corp., 5.00%, 02/15/30(a)(b)	7,065	6,569,279
Hologic Inc.
3.25%, 02/15/29(a)(b)	13,874	12,753,803
4.63%, 02/01/28(a)	5,954	5,823,361
Medline Borrower LP
3.88%, 04/01/29(a)	62,880	58,673,674
5.25%, 10/01/29(a)(b)	35,158	34,065,712
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	21,495	21,841,542
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	5,059	5,406,923

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)(b)	$10,708	$10,903,046
Teleflex Inc.
4.25%, 06/01/28(a)	7,496	7,210,719
4.63%, 11/15/27(b)	7,205	7,072,140
Varex Imaging Corp., 7.88%, 10/15/27(a)	2,430	2,513,932
		224,773,149
Health Care - Services — 4.1%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	6,895	6,556,464
5.50%, 07/01/28(a)(b)	6,917	6,765,066
AHP Health Partners Inc., 5.75%, 07/15/29(a)(b)	4,008	3,823,549
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	7,412	6,844,288
4.00%, 03/15/31(a)(b)	7,670	6,894,990
4.25%, 05/01/28(a)	7,602	7,271,578
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	15,002	12,242,031
5.25%, 05/15/30(a)(b)	21,087	17,978,170
5.63%, 03/15/27(a)(b)	24,438	23,728,015
6.00%, 01/15/29(a)(b)	9,137	8,328,635
6.13%, 04/01/30(a)	16,857	11,054,104
6.88%, 04/01/28(a)(b)	8,714	6,186,940
6.88%, 04/15/29(a)(b)	17,268	11,850,165
8.00%, 12/15/27(a)	9,778	9,715,184
10.88%, 01/15/32(a)(b)	30,779	31,701,525
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(a)(b)	9,867	10,202,991
DaVita Inc.
3.75%, 02/15/31(a)(b)	21,085	18,555,040
4.63%, 06/01/30(a)(b)	38,265	35,603,423
6.88%, 09/01/32(a)(b)	14,600	14,804,922
Encompass Health Corp.
4.50%, 02/01/28(b)	11,070	10,806,200
4.63%, 04/01/31(b)	5,896	5,518,386
4.75%, 02/01/30(b)	11,677	11,232,892
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	8,085	8,116,750
Global Medical Response Inc., 8.75%, 10/31/28(a)(b)(c)	9,035	9,067,914
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	9,475	9,528,998
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	8,125	7,667,506
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)(b)	9,085	9,685,709
IQVIA Inc.
5.00%, 10/15/26(a)	12,781	12,727,823
5.00%, 05/15/27(a)	15,027	14,882,461
6.50%, 05/15/30(a)(b)	7,786	7,944,110
Kedrion SpA, 6.50%, 09/01/29(a)(b)	10,975	10,467,406
LifePoint Health Inc.
4.38%, 02/15/27(a)	8,614	8,608,392
5.38%, 01/15/29(a)(b)	6,969	6,168,865
8.38%, 02/15/32(a)	9,750	9,840,876
9.88%, 08/15/30(a)(b)	11,114	11,856,282
10.00%, 06/01/32(a)(b)	10,945	10,669,748
11.00%, 10/15/30(a)(b)	14,722	16,277,689
ModivCare Inc., 5.00%, 10/01/29(a)(b)	6,489	2,764,745
Molina Healthcare Inc.
3.88%, 11/15/30(a)(b)	9,042	8,195,732
3.88%, 05/15/32(a)(b)	10,788	9,486,625
4.38%, 06/15/28(a)	11,282	10,844,520
Security	Par (000)	Value
Health Care - Services (continued)
6.25%, 01/15/33(a)(b)	$10,980	$10,901,192
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)	10,487	8,747,904
6.75%, 03/31/31(a)	9,407	7,289,774
11.50%, 12/31/30(a)	6,583	6,250,138
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)	2,475	2,513,382
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)	6,209	5,951,793
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	20,448	19,444,825
Quorum Health Corp., 11.63%, 04/15/23(h)	1,183	—
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(c)	10,512	10,416,660
9.78%, 02/15/30, (9.78% PIK)(a)(b)(c)	9,840	9,299,217
Select Medical Corp., 6.25%, 12/01/32(a)(b)	7,770	7,633,385
Star Parent Inc., 9.00%, 10/01/30(a)(b)	13,865	14,590,176
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(b)	10,894	10,866,864
Tenet Healthcare Corp.
4.25%, 06/01/29	19,609	18,526,789
4.38%, 01/15/30(b)	20,456	19,137,495
4.63%, 06/15/28(b)	8,371	8,091,433
5.13%, 11/01/27	20,798	20,572,269
6.13%, 10/01/28(b)	31,988	32,005,146
6.13%, 06/15/30(b)	27,964	28,064,692
6.25%, 02/01/27	16,289	16,321,985
6.75%, 05/15/31(b)	18,560	18,993,729
6.88%, 11/15/31(b)	5,361	5,531,978
Toledo Hospital (The)
4.98%, 11/15/45(b)	1,649	1,227,730
6.02%, 11/15/48(b)	4,075	3,606,375
Series B, 5.33%, 11/15/28	5,770	5,656,895
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	13,589	13,818,709
		767,927,244
Holding Companies - Diversified — 0.6%
Benteler International AG, Class A, 10.50%, 05/15/28(a)(b)	6,276	6,672,336
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(a)(b)	4,138	3,818,193
5.25%, 04/15/29(a)(b)	13,919	13,471,943
GN Bondco LLC, 9.50%, 10/15/31(a)(b)	9,928	10,478,607
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	9,970	8,615,468
5.25%, 05/15/27	20,284	19,660,082
6.25%, 05/15/26	10,375	10,360,588
9.00%, 06/15/30(b)	10,260	10,104,938
9.75%, 01/15/29	9,299	9,545,349
10.00%, 11/15/29(a)	6,900	7,043,553
Prospect Capital Corp.
3.36%, 11/15/26(b)	3,035	2,851,055
3.44%, 10/15/28(b)	3,535	3,122,191
Stena International SA
7.25%, 01/15/31(a)	10,084	10,303,508
7.63%, 02/15/31(a)(b)	6,009	6,219,742
		122,267,553

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders — 1.2%
Adams Homes Inc., 9.25%, 10/15/28(a)(b)	$5,263	$5,498,424
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)(b)	5,198	4,813,594
4.63%, 04/01/30(a)	5,466	5,033,994
6.63%, 01/15/28(a)(b)	3,702	3,715,205
Beazer Homes USA Inc.
5.88%, 10/15/27(b)	5,324	5,288,851
7.25%, 10/15/29(b)	4,764	4,822,912
7.50%, 03/15/31(a)(b)	4,035	4,068,559
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	7,440	6,806,118
5.00%, 06/15/29(a)(b)	5,021	4,674,570
6.25%, 09/15/27(a)(b)	8,678	8,647,022
Century Communities Inc.
3.88%, 08/15/29(a)	7,584	6,907,290
6.75%, 06/01/27(b)	4,831	4,864,614
Dream Finders Homes Inc., 8.25%, 08/15/28(a)	4,489	4,647,233
Empire Communities Corp., 9.75%, 05/01/29(a)(b)	6,396	6,668,141
Forestar Group Inc.
3.85%, 05/15/26(a)	4,366	4,265,017
5.00%, 03/01/28(a)(b)	4,933	4,785,331
Installed Building Products Inc., 5.75%, 02/01/28(a)(b)	4,182	4,124,158
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	1,925	2,092,648
KB Home
4.00%, 06/15/31(b)	6,042	5,411,176
4.80%, 11/15/29(b)	4,914	4,712,618
6.88%, 06/15/27(b)	3,256	3,351,749
7.25%, 07/15/30(b)	4,327	4,470,920
Landsea Homes Corp., 8.88%, 04/01/29(a)(b)	4,327	4,334,776
LGI Homes Inc.
4.00%, 07/15/29(a)(b)	4,577	4,156,830
7.00%, 11/15/32(a)(b)	5,840	5,810,800
8.75%, 12/15/28(a)	6,239	6,611,356
M/I Homes Inc.
3.95%, 02/15/30(b)	4,896	4,490,419
4.95%, 02/01/28(b)	5,742	5,650,006
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	8,805	8,220,891
5.25%, 12/15/27(a)(b)	7,325	7,176,470
New Home Co. Inc. (The), 9.25%, 10/01/29(a)(b)	4,835	4,953,351
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	6,827	6,605,871
4.75%, 04/01/29(b)	4,389	4,173,325
STL Holding Co. LLC, 8.75%, 02/15/29(a)(b)	3,891	4,152,927
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	7,498	7,248,212
5.75%, 01/15/28(a)	6,626	6,639,908
5.88%, 06/15/27(a)(b)	7,198	7,259,687
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	7,212	6,588,145
Tri Pointe Homes Inc.
5.25%, 06/01/27	4,797	4,777,885
5.70%, 06/15/28	5,788	5,777,626
Winnebago Industries Inc., 6.25%, 07/15/28(a)(b)	4,301	4,278,477
		218,577,106
Security	Par (000)	Value
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	$11,488	$10,089,226
4.00%, 04/15/29(a)	11,879	11,055,094
		21,144,320
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	8,519	7,872,202
Central Garden & Pet Co.
4.13%, 10/15/30(b)	7,428	6,753,305
4.13%, 04/30/31(a)	5,634	5,055,639
5.13%, 02/01/28(b)	4,875	4,782,756
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)	7,850	7,473,752
10.75%, 06/30/32(a)(b)	6,129	5,439,125
		37,376,779
Housewares — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	10,350	10,308,427
Newell Brands Inc.
5.70%, 04/01/26	15,297	15,346,516
6.38%, 09/15/27(b)	7,441	7,574,313
6.38%, 05/15/30(b)	10,785	10,919,823
6.63%, 09/15/29(b)	7,647	7,844,369
6.63%, 05/15/32(b)	6,465	6,528,840
6.88%, 04/01/36(b)	6,210	6,353,103
7.00%, 04/01/46(b)	9,358	9,026,187
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	7,081	6,282,825
4.38%, 02/01/32(b)	5,900	5,268,033
4.50%, 10/15/29(b)	6,602	6,200,345
5.25%, 12/15/26(b)	1,326	1,315,236
SWF Holdings I Corp., 6.50%, 10/06/29(a)	5,319	3,829,543
		96,797,560
Insurance — 2.6%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	9,881	9,348,591
6.00%, 08/01/29(a)(b)	6,851	6,606,893
7.50%, 11/06/30(a)	14,884	15,388,687
8.25%, 02/01/29(a)(b)	12,995	13,490,161
8.50%, 06/15/29(a)	7,069	7,408,531
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	10,555	10,212,164
5.88%, 11/01/29(a)	6,329	6,088,365
6.50%, 10/01/31(a)(b)	13,885	13,887,958
6.75%, 10/15/27(a)(b)	18,590	18,508,018
6.75%, 04/15/28(a)	17,274	17,456,379
7.00%, 01/15/31(a)	19,937	20,286,585
7.38%, 10/01/32(a)(b)	9,875	10,090,262
AmWINS Group Inc.
4.88%, 06/30/29(a)	10,654	10,147,501
6.38%, 02/15/29(a)(b)	10,575	10,697,384
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	10,566	10,652,113
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	11,185	11,514,512
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	14,865	15,397,592
Assurant Inc., 7.00%, 03/27/48(b)(d)	5,334	5,427,350
AssuredPartners Inc.
5.63%, 01/15/29(a)	8,515	8,615,085

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
7.50%, 02/15/32(a)	$6,146	$6,647,071
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	8,624	8,821,326
BroadStreet Partners Inc., 5.88%, 04/15/29(a)	10,208	9,993,923
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	3,441	3,403,924
6.80%, 01/24/30(a)(b)	6,076	5,978,641
Genworth Holdings Inc., 6.50%, 06/15/34	3,354	3,232,886
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(d)	8,087	7,804,374
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(d)	8,101	8,472,658
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)(b)	13,499	13,792,555
8.13%, 02/15/32(a)	7,193	7,374,602
HUB International Ltd.
5.63%, 12/01/29(a)(b)	7,854	7,701,993
7.25%, 06/15/30(a)(b)	45,405	46,947,817
7.38%, 01/31/32(a)	26,387	27,132,760
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)(b)	9,856	10,488,391
10.50%, 12/15/30(a)	7,544	8,167,821
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)(d)	4,762	4,555,375
4.30%, 02/01/61(a)(b)	11,510	7,225,150
7.80%, 03/07/87(a)(b)	6,822	7,584,648
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)(b)	41,730	42,734,399
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	5,565	5,250,594
5.88%, 08/01/32(a)(b)	14,710	14,575,864
USI Inc./New York, 7.50%, 01/15/32(a)(b)	8,744	9,126,253
		488,237,156
Internet — 1.6%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(a)	5,659	5,243,089
9.00%, 08/01/29(a)(b)	4,805	4,800,147
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	7,416	6,676,408
Arches Buyer Inc.
4.25%, 06/01/28(a)	13,529	12,639,992
6.13%, 12/01/28(a)	6,403	5,798,966
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	5,373	5,068,592
5.63%, 09/15/28(a)(b)	6,146	5,756,774
Cars.com Inc., 6.38%, 11/01/28(a)(b)	5,751	5,753,404
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(a)	3,880	3,927,728
Cogent Communications Group LLC
3.50%, 05/01/26(a)	6,278	6,131,218
7.00%, 06/15/27(a)	6,047	6,115,355
Gen Digital Inc.
6.75%, 09/30/27(a)	12,918	13,132,155
7.13%, 09/30/30(a)(b)	8,286	8,524,885
Getty Images Inc., 9.75%, 03/01/27(a)(b)	3,941	3,979,937
Security	Par (000)	Value
Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	$11,982	$11,074,830
5.25%, 12/01/27(a)(b)	8,064	7,990,398
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	6,432	5,983,144
ION Trading Technologies SARL
5.75%, 05/15/28(a)	6,340	5,976,910
9.50%, 05/30/29(a)	10,999	11,485,741
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	7,307	6,269,725
4.13%, 08/01/30(a)(b)	6,977	6,302,475
4.63%, 06/01/28(a)	6,766	6,511,213
5.00%, 12/15/27(a)	6,728	6,592,709
5.63%, 02/15/29(a)(b)	5,312	5,255,780
Millennium Escrow Corp., 6.63%, 08/01/26(a)	10,316	8,017,464
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	7,926	4,274,661
11.75%, 10/15/28(a)	8,195	6,392,100
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(d)(e)	10,822	10,426,168
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(e)	13,595	12,123,849
8.13%, , (5-year CMT + 4.250%)(a)(b)(d)(e)	7,805	7,701,020
9.75%, 04/15/29(a)	27,797	30,359,754
11.25%, 02/15/27(a)	25,200	27,544,108
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(c)	9,806	8,629,426
Wayfair LLC, 7.25%, 10/31/29(a)(b)	11,610	11,846,844
Ziff Davis Inc., 4.63%, 10/15/30(a)	6,331	5,789,128
		300,096,097
Iron & Steel — 1.0%
Algoma Steel Inc., 9.13%, 04/15/29(a)	5,097	5,116,776
ATI Inc.
4.88%, 10/01/29(b)	4,947	4,731,936
5.13%, 10/01/31(b)	5,596	5,296,143
5.88%, 12/01/27(b)	5,317	5,296,739
7.25%, 08/15/30(b)	6,460	6,693,122
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	7,564	7,189,807
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)(b)	6,659	6,710,114
Carpenter Technology Corp.
6.38%, 07/15/28(b)	4,957	4,980,546
7.63%, 03/15/30(b)	3,935	4,063,190
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	5,340	4,976,254
4.88%, 03/01/31(a)(b)	4,715	4,270,549
5.88%, 06/01/27(b)	7,886	7,896,268
6.75%, 04/15/30(a)(b)	10,620	10,570,769
6.88%, 11/01/29(a)(b)	12,700	12,739,306
7.00%, 03/15/32(a)(b)	19,270	19,222,781
7.38%, 05/01/33(a)(b)	12,355	12,286,700
Commercial Metals Co.
3.88%, 02/15/31(b)	4,723	4,236,908
4.13%, 01/15/30(b)	4,700	4,367,663
4.38%, 03/15/32(b)	4,341	3,953,792
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)	2,700	2,720,524
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	8,177	8,379,274
8.13%, 05/01/27(a)	6,833	6,871,470
8.50%, 05/01/30(a)(b)	9,621	9,953,713

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
9.25%, 10/01/28(a)(b)	$15,614	$16,514,069
TMS International Corp./DE, 6.25%, 04/15/29(a)(b)	5,118	4,844,958
U.S. Steel Corp.
6.65%, 06/01/37(b)	3,487	3,483,817
6.88%, 03/01/29(b)	8,014	8,118,054
		195,485,242
Leisure Time — 2.4%
Acushnet Co., 7.38%, 10/15/28(a)(b)	4,971	5,162,051
Amer Sports Co., 6.75%, 02/16/31(a)(b)	12,148	12,469,278
Carnival Corp.
5.75%, 03/01/27(a)	40,719	40,804,184
6.00%, 05/01/29(a)(b)	30,578	30,637,107
6.13%, 02/15/33(a)	15,885	15,924,344
7.63%, 03/01/26(a)	13,195	13,217,827
10.50%, 06/01/30(a)	11,079	11,834,532
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	20,765	22,099,214
Life Time Inc.
6.00%, 11/15/31(a)(b)	7,625	7,626,357
8.00%, 04/15/26(a)	4,962	4,962,000
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(a)(b)	3,915	4,105,261
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)(b)	5,670	5,696,258
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	7,380	6,265,766
NCL Corp. Ltd.
5.88%, 03/15/26(a)(b)	2,763	2,773,113
5.88%, 02/15/27(a)(b)	13,826	13,889,434
6.25%, 03/01/30(a)(b)	4,450	4,475,418
6.75%, 02/01/32(a)	13,542	13,753,444
7.75%, 02/15/29(a)(b)	8,550	9,082,802
8.13%, 01/15/29(a)(b)	11,767	12,494,895
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	7,419	7,493,450
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28(b)	7,033	6,728,407
4.25%, 07/01/26(a)(b)	7,591	7,486,700
5.38%, 07/15/27(a)(b)	14,161	14,164,866
5.50%, 08/31/26(a)	13,495	13,511,585
5.50%, 04/01/28(a)	20,910	20,971,935
5.63%, 09/30/31(a)	21,675	21,514,263
6.00%, 02/01/33(a)(b)	28,090	28,312,473
6.25%, 03/15/32(a)(b)	17,500	17,805,690
7.50%, 10/15/27(b)	4,462	4,724,325
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	13,839	13,914,907
10.75%, 11/15/29(a)(b)	6,289	6,488,166
11.25%, 12/15/27(a)(b)	4,175	4,454,099
Viking Cruises Ltd.
5.88%, 09/15/27(a)	11,912	11,889,822
7.00%, 02/15/29(a)(b)	8,395	8,475,517
9.13%, 07/15/31(a)	9,309	10,090,807
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(b)	4,468	4,423,032
VOC Escrow Ltd., 5.00%, 02/15/28(a)(b)	10,021	9,789,664
		449,512,993
Lodging — 1.6%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	14,567	14,293,213
4.75%, 06/15/31(a)(b)	12,549	11,707,807
Security	Par (000)	Value
Lodging (continued)
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	$6,305	$6,352,059
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)(b)	9,340	9,601,422
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	20,868	18,348,938
3.75%, 05/01/29(a)(b)	10,946	10,218,533
4.00%, 05/01/31(a)	15,472	14,103,778
4.88%, 01/15/30(b)	14,131	13,685,401
5.75%, 05/01/28(a)(b)	4,584	4,587,439
5.88%, 04/01/29(a)	7,932	7,987,088
5.88%, 03/15/33(a)(b)	13,490	13,401,835
6.13%, 04/01/32(a)(b)	6,665	6,725,718
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	7,174	6,510,480
5.00%, 06/01/29(a)(b)	12,476	11,885,407
6.63%, 01/15/32(a)(b)	13,060	13,230,368
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	6,307	6,261,467
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(a)(b)	7,687	7,237,757
4.75%, 01/15/28(b)	5,141	4,958,907
MGM Resorts International
4.63%, 09/01/26	4,394	4,354,682
4.75%, 10/15/28(b)	10,868	10,545,674
5.50%, 04/15/27(b)	9,831	9,841,667
6.13%, 09/15/29(b)	12,195	12,204,573
6.50%, 04/15/32(b)	10,769	10,777,712
Station Casinos LLC
4.50%, 02/15/28(a)	9,905	9,491,589
4.63%, 12/01/31(a)	6,794	6,167,476
6.63%, 03/15/32(a)(b)	7,256	7,297,424
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	9,735	9,222,917
4.63%, 03/01/30(a)(b)	5,410	5,072,934
6.00%, 04/01/27	4,856	4,891,556
6.63%, 07/31/26(a)	7,992	8,120,351
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)(b)	7,737	7,433,549
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	13,089	13,013,801
		299,533,522
Machinery — 0.9%
ATS Corp., 4.13%, 12/15/28(a)(b)	5,486	5,125,925
BWX Technologies Inc.
4.13%, 06/30/28(a)	5,756	5,456,853
4.13%, 04/15/29(a)	6,001	5,648,021
Chart Industries Inc.
7.50%, 01/01/30(a)	20,361	21,271,788
9.50%, 01/01/31(a)	7,350	7,924,616
Esab Corp., 6.25%, 04/15/29(a)	9,883	10,016,035
GrafTech Finance Inc., 4.63%, 12/23/29(a)(b)	5,243	3,663,173
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(a)(b)	4,675	4,008,812
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	14,535	15,239,735
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)(b)	3,957	4,113,381
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	6,824	7,188,112

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Mueller Water Products Inc., 4.00%, 06/15/29(a)(b)	$6,503	$6,071,405
OT Merger Corp., 7.88%, 10/15/29(a)(b)	4,202	1,785,850
SPX FLOW Inc., 8.75%, 04/01/30(a)(b)	7,046	7,321,048
Terex Corp.
5.00%, 05/15/29(a)	9,089	8,743,999
6.25%, 10/15/32(a)(b)	10,565	10,450,653
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	6,334	6,385,977
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)(b)	21,696	21,453,677
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	12,094	11,484,426
		163,353,486
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30(a)	6,893	6,475,468
5.63%, 07/01/27(a)	5,656	5,617,997
Calderys Financing II LLC, 11.75%, 06/01/28, (11.75% cash and 12.50% PIK)(a)(b)(c)	4,040	4,178,233
Calderys Financing LLC, 11.25%, 06/01/28(a)(b)	7,538	8,066,391
Enpro Inc., 5.75%, 10/15/26(b)	2,128	2,122,233
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	5,721	5,481,538
12.25%, 11/15/26(a)(b)	9,947	9,532,011
Hillenbrand Inc.
3.75%, 03/01/31(b)	5,806	5,116,201
5.00%, 09/15/26	4,706	4,660,117
6.25%, 02/15/29(b)	7,300	7,364,641
LSB Industries Inc., 6.25%, 10/15/28(a)(b)	7,339	7,227,968
Trinity Industries Inc., 7.75%, 07/15/28(a)(b)	8,678	9,026,118
		74,868,916
Media — 7.3%
AMC Networks Inc.
4.25%, 02/15/29(b)	13,974	11,069,092
10.25%, 01/15/29(a)	11,675	12,463,063
Block Communications Inc., 4.88%, 03/01/28(a)(b)	4,373	4,093,592
Cable One Inc., 4.00%, 11/15/30(a)(b)	9,294	7,598,071
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	41,509	36,823,912
4.25%, 01/15/34(a)(b)	27,814	22,723,204
4.50%, 08/15/30(a)(b)	38,256	34,805,135
4.50%, 05/01/32(b)	40,160	34,835,033
4.50%, 06/01/33(a)(b)	24,255	20,579,436
4.75%, 03/01/30(a)	42,429	39,300,413
4.75%, 02/01/32(a)(b)	16,650	14,815,971
5.00%, 02/01/28(a)(b)	34,625	33,704,730
5.13%, 05/01/27(a)(b)	45,085	44,252,285
5.38%, 06/01/29(a)(b)	20,666	19,972,641
5.50%, 05/01/26(a)	6,883	6,857,359
6.38%, 09/01/29(a)(b)	20,722	20,734,164
7.38%, 03/01/31(a)(b)	15,395	15,761,457
CSC Holdings LLC
3.38%, 02/15/31(a)(b)	13,950	10,139,797
4.13%, 12/01/30(a)	15,468	11,676,854
4.50%, 11/15/31(a)	19,999	15,074,746
4.63%, 12/01/30(a)	32,035	17,558,658
5.00%, 11/15/31(a)	7,010	3,721,358
5.38%, 02/01/28(a)	14,030	12,334,308
5.50%, 04/15/27(a)(b)	18,190	16,843,342
Security	Par (000)	Value
Media (continued)
5.75%, 01/15/30(a)	$31,235	$18,128,436
6.50%, 02/01/29(a)	24,222	20,649,255
7.50%, 04/01/28(a)(b)	14,463	10,655,297
11.25%, 05/15/28(a)	13,350	13,237,261
11.75%, 01/31/29(a)(b)	28,211	28,072,393
Cumulus Media New Holdings Inc., 8.00%, 07/01/29(a)	2,980	1,057,900
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	10,388	10,275,409
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)(b)	50,729	50,236,266
DISH DBS Corp.
5.25%, 12/01/26(a)(b)	38,095	35,205,388
5.75%, 12/01/28(a)	34,813	30,160,370
7.38%, 07/01/28	13,739	9,853,202
7.75%, 07/01/26(b)	26,232	22,934,129
5.13%, 06/01/29(b)	20,813	13,689,532
DISH Network Corp., 11.75%, 11/15/27(a)	48,141	50,831,841
GCI LLC, 4.75%, 10/15/28(a)	8,955	8,448,432
Gray Television Inc.
4.75%, 10/15/30(a)(b)	10,790	6,551,848
5.38%, 11/15/31(a)(b)	16,934	10,096,828
7.00%, 05/15/27(a)(b)	6,996	6,850,713
10.50%, 07/15/29(a)(b)	17,356	18,168,764
iHeartCommunications Inc.
7.75%, 08/15/30(a)	7,185	5,871,644
9.13%, 05/01/29(a)	8,831	7,727,344
10.88%, 05/01/30(a)(b)	7,198	4,946,274
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	11,375	9,241,040
6.75%, 10/15/27(a)(b)	15,467	14,155,269
Liberty Interactive LLC
8.25%, 02/01/30(b)	4,190	2,060,665
8.50%, 07/15/29(b)	2,777	1,411,186
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	11,965	11,777,025
7.38%, 09/01/31(a)(b)	9,470	9,852,816
8.00%, 08/01/29(a)	8,067	8,209,735
Midcontinent Communications, 8.00%, 08/15/32(a)(b)	9,475	9,724,069
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	14,677	13,839,476
5.63%, 07/15/27(a)(b)	23,438	23,116,786
Paramount Global
6.25%, 02/28/57(b)(d)	9,219	8,813,211
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	13,078	12,748,179
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	9,054	8,019,660
6.50%, 09/15/28(a)	8,237	5,482,515
Scripps Escrow II Inc.
3.88%, 01/15/29(a)(b)	7,417	5,409,141
5.38%, 01/15/31(a)(b)	5,115	2,727,848
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	5,570	4,677,268
Sinclair Television Group Inc.
4.13%, 12/01/30(a)	10,454	7,336,617
5.13%, 02/15/27(a)	3,573	3,377,557
5.50%, 03/01/30(a)	6,824	4,759,740
8.13%, 02/15/33(a)	3,635	3,655,215
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	12,329	11,920,365
3.88%, 09/01/31(a)(b)	20,916	18,012,048

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.00%, 07/15/28(a)(b)	$28,064	$26,242,798
4.13%, 07/01/30(a)(b)	20,503	18,326,278
5.00%, 08/01/27(a)(b)	20,981	20,602,524
5.50%, 07/01/29(a)(b)	17,674	17,210,162
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	17,050	15,823,594
TEGNA Inc.
4.63%, 03/15/28(b)	14,512	13,899,454
4.75%, 03/15/26(a)(b)	5,096	5,066,001
5.00%, 09/15/29(b)	15,398	14,467,759
Townsquare Media Inc., 6.88%, 02/01/26(a)(b)	5,584	5,577,651
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	15,192	13,834,413
6.63%, 06/01/27(a)	20,865	20,870,404
7.38%, 06/30/30(a)(b)	12,657	12,488,335
8.00%, 08/15/28(a)	19,892	20,334,836
8.50%, 07/31/31(a)	17,370	17,446,567
Urban One Inc., 7.38%, 02/01/28(a)(b)	7,688	4,276,450
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	12,813	11,157,384
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)	12,898	11,437,456
5.50%, 05/15/29(a)(b)	19,971	19,121,513
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	7,334	6,999,888
VZ Secured Financing BV, 5.00%, 01/15/32(a)	21,263	18,998,280
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	7,132	6,486,346
Ziggo BV, 4.88%, 01/15/30(a)	14,369	13,460,172
		1,365,842,843
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	5,381	5,308,160
6.38%, 06/15/30(a)(b)	6,902	6,966,154
Park-Ohio Industries Inc., 6.63%, 04/15/27(b)	6,393	6,323,659
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)(b)	7,173	6,747,100
Vallourec SACA, 7.50%, 04/15/32(a)(b)	11,730	12,224,666
		37,569,739
Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	6,880	6,466,435
5.50%, 12/15/27(a)(b)	10,635	10,585,924
6.13%, 05/15/28(a)	6,310	6,356,044
7.13%, 03/15/31(a)(b)	10,822	11,225,368
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	10,045	10,443,485
11.50%, 10/01/31(a)(b)	6,804	7,596,394
Century Aluminum Co., 7.50%, 04/01/28(a)(b)	3,082	3,111,969
Coeur Mining Inc., 5.13%, 02/15/29(a)(b)	4,922	4,786,223
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	6,792	6,736,783
Constellium SE
3.75%, 04/15/29(a)(b)	6,640	6,053,179
5.63%, 06/15/28(a)(b)	5,131	5,033,721
6.38%, 08/15/32(a)(b)	4,890	4,820,064
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	7,846	7,743,616
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)(b)	20,208	18,438,460
4.50%, 09/15/27(a)	8,425	8,211,756
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)(b)	9,859	9,746,857
Security	Par (000)	Value
Mining (continued)
6.13%, 04/15/32(a)	$11,343	$11,268,700
Hecla Mining Co., 7.25%, 02/15/28(b)	9,088	9,215,705
Hudbay Minerals Inc.
4.50%, 04/01/26(a)(b)	7,224	7,144,418
6.13%, 04/01/29(a)(b)	7,673	7,689,443
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	7,071	6,926,455
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26(a)(b)	2,654	2,647,365
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	7,194	6,460,070
4.63%, 03/01/28(a)(b)	8,069	7,775,401
New Gold Inc., 7.50%, 07/15/27(a)(b)	4,295	4,320,658
Novelis Corp.
3.25%, 11/15/26(a)(b)	10,741	10,378,773
3.88%, 08/15/31(a)(b)	10,980	9,618,236
4.75%, 01/30/30(a)(b)	22,898	21,514,750
Novelis Inc., 6.88%, 01/30/30(a)(b)	6,372	6,523,396
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)(b)	4,868	5,073,284
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	7,123	7,291,644
		251,204,576
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27(a)(b)	5,901	5,925,654
7.25%, 03/15/29(a)(b)	4,543	4,547,888
Xerox Corp.
4.80%, 03/01/35(b)	3,662	2,235,889
6.75%, 12/15/39(b)	4,851	3,277,670
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	10,631	9,063,640
8.88%, 11/30/29(a)(b)	6,422	5,634,063
Zebra Technologies Corp., 6.50%, 06/01/32(a)(b)	7,260	7,425,049
		38,109,853
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28(a)(b)	5,034	4,948,677
Steelcase Inc., 5.13%, 01/18/29	5,470	5,272,270
		10,220,947
Oil & Gas — 5.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	14,350	14,716,929
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	5,923	5,827,929
6.63%, 10/15/32(a)(b)	8,310	8,379,438
8.25%, 12/31/28(a)(b)	8,606	8,783,120
9.00%, 11/01/27(a)(b)	1,969	2,436,128
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	7,389	7,282,275
8.50%, 04/30/30(a)(b)	11,259	11,599,562
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)(b)	17,601	17,579,930
10.38%, 11/15/30(a)(b)	9,207	9,172,716
California Resources Corp.
7.13%, 02/01/26(a)(b)	1,659	1,659,391
8.25%, 06/15/29(a)	12,350	12,696,837
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27(a)(b)	4,163	4,094,806
9.75%, 07/15/28(a)(b)	4,406	4,273,061
Chord Energy Corp., 6.38%, 06/01/26(a)	4,515	4,516,364

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	$5,933	$5,950,093
7.00%, 06/15/25(a)(b)	8,835	8,841,229
8.38%, 01/15/29(a)	11,593	11,978,975
Civitas Resources Inc.
5.00%, 10/15/26(a)	5,371	5,342,234
8.38%, 07/01/28(a)	18,698	19,555,677
8.63%, 11/01/30(a)(b)	14,441	15,306,911
8.75%, 07/01/31(a)(b)	18,439	19,446,913
CNX Resources Corp.
6.00%, 01/15/29(a)	7,258	7,193,419
7.25%, 03/01/32(a)(b)	8,005	8,163,018
7.38%, 01/15/31(a)(b)	7,345	7,536,469
Comstock Resources Inc.
5.88%, 01/15/30(a)	13,608	12,878,720
6.75%, 03/01/29(a)(b)	16,475	16,169,600
6.75%, 03/01/29(a)	5,600	5,498,994
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	13,712	13,687,912
7.63%, 04/01/32(a)(b)	14,947	15,050,464
9.25%, 02/15/28(a)(b)	14,042	14,710,844
CVR Energy Inc.
5.75%, 02/15/28(a)(b)	5,576	5,250,147
8.50%, 01/15/29(a)	8,397	8,220,016
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	7,832	8,163,380
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)(b)	9,264	9,516,944
8.75%, 05/01/31(a)(b)	7,328	7,790,954
Energean PLC, 6.50%, 04/30/27(a)(b)	6,785	6,773,126
EnQuest PLC, 11.63%, 11/01/27(a)(b)	5,958	6,032,952
Global Marine Inc., 7.00%, 06/01/28(b)	3,767	3,559,815
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	9,430	9,596,223
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	8,607	8,365,469
6.00%, 04/15/30(a)(b)	7,124	6,907,880
6.00%, 02/01/31(a)	8,085	7,659,490
6.25%, 11/01/28(a)(b)	8,016	7,960,997
6.25%, 04/15/32(a)	6,558	6,227,971
6.88%, 05/15/34(a)(b)	7,097	6,845,003
7.25%, 02/15/35(a)	14,940	14,596,041
8.38%, 11/01/33(a)	7,660	7,994,933
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	10,615	10,846,481
Karoon USA Finance Inc., 10.50%, 05/14/29(a)(b)	4,430	4,539,953
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(a)	7,065	7,092,278
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	6,805	6,696,598
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	5,805	5,829,834
Matador Resources Co.
6.25%, 04/15/33(a)(b)	10,000	9,854,002
6.50%, 04/15/32(a)	12,872	12,903,936
6.88%, 04/15/28(a)	6,995	7,124,121
MEG Energy Corp., 5.88%, 02/01/29(a)(b)	8,796	8,660,820
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)(b)	9,761	9,728,647
Security	Par (000)	Value
Oil & Gas (continued)
Murphy Oil Corp.
5.88%, 12/01/42	$5,099	$4,404,738
6.00%, 10/01/32(b)	8,350	8,067,179
Nabors Industries Inc.
7.38%, 05/15/27(a)	9,670	9,740,717
8.88%, 08/15/31(a)	7,640	7,234,368
9.13%, 01/31/30(a)(b)	9,104	9,449,952
Nabors Industries Ltd., 7.50%, 01/15/28(a)(b)	5,257	5,080,500
Noble Finance II LLC, 8.00%, 04/15/30(a)	19,249	19,584,837
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	10,904	11,090,229
8.75%, 06/15/31(a)(b)	7,430	7,790,964
Parkland Corp.
4.50%, 10/01/29(a)(b)	11,801	11,063,029
4.63%, 05/01/30(a)(b)	11,156	10,383,682
5.88%, 07/15/27(a)(b)	6,900	6,881,274
6.63%, 08/15/32(a)(b)	6,940	6,956,226
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	11,477	11,311,138
7.88%, 09/15/30(a)(b)	6,888	6,889,570
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	9,832	9,758,665
6.25%, 02/01/33(a)(b)	14,042	14,075,968
7.00%, 01/15/32(a)	14,260	14,637,491
8.00%, 04/15/27(a)	7,797	7,978,818
9.88%, 07/15/31(a)(b)	4,668	5,133,782
Precision Drilling Corp., 6.88%, 01/15/29(a)(b)	5,460	5,507,289
Range Resources Corp.
4.75%, 02/15/30(a)(b)	5,922	5,632,120
8.25%, 01/15/29	6,164	6,343,804
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	7,635	7,791,021
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)(b)	8,694	9,032,449
SM Energy Co.
6.50%, 07/15/28	5,696	5,702,254
6.63%, 01/15/27(b)	5,680	5,675,800
6.75%, 09/15/26(b)	5,827	5,829,104
6.75%, 08/01/29(a)	10,647	10,651,227
7.00%, 08/01/32(a)(b)	10,175	10,160,331
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	7,339	7,362,624
Sunoco LP
7.00%, 05/01/29(a)	10,583	10,938,642
7.25%, 05/01/32(a)(b)	10,201	10,643,581
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	11,409	10,880,771
4.50%, 04/30/30(b)	10,140	9,536,138
5.88%, 03/15/28	6,050	6,055,826
6.00%, 04/15/27	6,143	6,135,161
7.00%, 09/15/28(a)	7,030	7,237,265
Talos Production Inc.
9.00%, 02/01/29(a)(b)	8,840	9,193,140
9.38%, 02/01/31(a)	8,425	8,754,047
Teine Energy Ltd., 6.88%, 04/15/29(a)(b)	6,647	6,440,471
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	10,358	9,835,771
Transocean Aquila Ltd., 8.00%, 09/30/28(a)(b)	4,276	4,383,016
Transocean Inc.
6.80%, 03/15/38(b)	8,683	7,121,013
7.50%, 04/15/31(b)	5,471	5,070,963
8.00%, 02/01/27(a)(b)	9,337	9,336,957
8.25%, 05/15/29(a)(b)	12,487	12,531,179

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
8.50%, 05/15/31(a)(b)	$12,588	$12,674,165
8.75%, 02/15/30(a)	13,631	14,217,139
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)(b)	4,517	4,518,250
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	7,636	7,825,732
Valaris Ltd., 8.38%, 04/30/30(a)	15,598	16,018,413
Vermilion Energy Inc.
6.88%, 05/01/30(a)(b)	5,545	5,524,654
7.25%, 02/15/33(a)	4,375	4,352,650
Viper Energy Inc.
5.38%, 11/01/27(a)(b)	6,650	6,606,583
7.38%, 11/01/31(a)(b)	5,994	6,268,963
Vital Energy Inc.
7.75%, 07/31/29(a)(b)	4,014	4,028,362
7.88%, 04/15/32(a)(b)	12,938	12,760,566
9.75%, 10/15/30(b)	4,590	4,878,224
W&T Offshore Inc., 10.75%, 02/01/29(a)(b)	4,815	4,812,946
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	8,179	8,073,083
		1,028,922,790
Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	11,437	11,493,579
6.63%, 09/01/32(a)	10,275	10,415,757
6.88%, 04/01/27(a)(b)	1,907	1,907,158
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	6,159	6,191,821
Enerflex Ltd., 9.00%, 10/15/27(a)(b)	7,076	7,345,235
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(a)(b)	4,532	4,850,699
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	10,991	11,312,992
Oceaneering International Inc., 6.00%, 02/01/28(b)	4,517	4,483,101
Solaris Midstream Holdings LLC, 7.63%, 04/01/26(a)	4,650	4,662,960
Star Holding LLC, 8.75%, 08/01/31(a)	4,036	3,929,127
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	8,350	8,401,720
7.13%, 03/15/29(a)(b)	13,731	14,051,317
Viridien, 8.75%, 04/01/27(a)(b)	6,428	6,497,332
Weatherford International Ltd., 8.63%, 04/30/30(a)	21,615	22,417,111
Welltec International ApS, 8.25%, 10/15/26(a)(b)	2,047	2,083,852
		120,043,761
Packaging & Containers — 2.5%
ARD Finance SA, 6.50%, 06/30/27, (7.25% PIK)(a)(c)	8,269	475,483
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	9,692	8,765,125
4.00%, 09/01/29(a)(b)	15,610	13,624,224
6.00%, 06/15/27(a)	9,534	9,483,429
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	15,911	14,001,680
5.25%, 08/15/27(a)	16,857	9,318,978
Security	Par (000)	Value
Packaging & Containers (continued)
Ball Corp.
2.88%, 08/15/30(b)	$18,657	$16,159,699
3.13%, 09/15/31(b)	12,528	10,766,486
4.88%, 03/15/26(b)	300	299,534
6.00%, 06/15/29(b)	14,479	14,626,052
6.88%, 03/15/28	7,895	8,102,142
Berry Global Inc.
4.50%, 02/15/26(a)(b)	3,372	3,344,118
5.63%, 07/15/27(a)	5,453	5,461,534
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)(b)	6,394	6,260,339
Clearwater Paper Corp., 4.75%, 08/15/28(a)(b)	4,446	4,194,585
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	7,060	7,128,779
6.88%, 01/15/30(a)(b)	7,135	7,248,439
8.75%, 04/15/30(a)(b)	15,399	15,708,535
Crown Americas LLC, 5.25%, 04/01/30(b)	8,270	8,093,042
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	4,676	4,603,665
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(b)	8,125	8,103,727
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	4,447	4,597,380
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)(b)	7,824	7,784,368
Graphic Packaging International LLC
3.50%, 03/15/28(a)	6,632	6,249,125
3.50%, 03/01/29(a)(b)	4,690	4,329,165
3.75%, 02/01/30(a)(b)	6,060	5,536,231
4.75%, 07/15/27(a)(b)	4,416	4,333,005
6.38%, 07/15/32(a)(b)	7,330	7,394,951
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)(b)	11,848	11,767,675
Iris Holdings Inc., 10.00%, 12/15/28(a)(b)	5,807	5,367,798
LABL Inc.
5.88%, 11/01/28(a)(b)	7,031	6,220,530
8.25%, 11/01/29(a)(b)	5,834	4,988,070
8.63%, 10/01/31(a)	13,842	12,472,548
9.50%, 11/01/28(a)(b)	4,135	4,062,949
10.50%, 07/15/27(a)(b)	9,522	9,367,952
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	36,045	36,728,413
9.25%, 04/15/27(a)	18,990	19,346,271
OI European Group BV, 4.75%, 02/15/30(a)	5,908	5,368,468
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	9,563	9,594,443
7.25%, 05/15/31(a)(b)	9,882	9,632,480
7.38%, 06/01/32(a)(b)	3,913	3,758,370
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)	15,861	15,887,202
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)(b)	7,945	7,968,478
Sealed Air Corp.
4.00%, 12/01/27(a)	5,813	5,595,982
5.00%, 04/15/29(a)(b)	6,223	6,034,335
6.50%, 07/15/32(a)(b)	5,795	5,887,494
6.88%, 07/15/33(a)(b)	6,346	6,667,330
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	8,525	8,602,279

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
7.25%, 02/15/31(a)(b)	$6,107	$6,347,824
Silgan Holdings Inc., 4.13%, 02/01/28(b)	8,526	8,198,020
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	10,403	11,492,423
TriMas Corp., 4.13%, 04/15/29(a)	5,578	5,169,185
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	12,460	12,397,764
8.50%, 08/15/27(a)(b)	9,500	9,506,783
		464,424,886
Pharmaceuticals — 2.0%
180 Medical Inc., 3.88%, 10/15/29(a)(b)	7,471	6,912,407
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	7,035	6,466,436
5.13%, 03/01/30(a)(b)	8,478	7,841,614
6.13%, 08/01/28(a)(b)	5,324	5,229,689
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	9,045	7,733,475
9.25%, 04/01/26(a)	8,142	7,886,748
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	22,663	18,360,078
5.00%, 01/30/28(a)	6,376	4,355,127
5.00%, 02/15/29(a)(b)	6,650	3,909,668
5.25%, 01/30/30(a)	11,095	5,880,350
5.25%, 02/15/31(a)	6,110	3,207,750
5.75%, 08/15/27(a)	6,831	5,977,644
6.13%, 02/01/27(a)	14,229	13,008,294
6.25%, 02/15/29(a)	11,120	6,876,942
7.25%, 05/30/29(a)	4,030	2,548,975
11.00%, 09/30/28(a)	25,210	23,511,969
14.00%, 10/15/30(a)(b)	4,751	4,328,603
BellRing Brands Inc., 7.00%, 03/15/30(a)	11,985	12,423,088
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)(b)	6,316	5,592,800
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(b)(d)	10,500	10,381,232
7.00%, 03/10/55, (5-year CMT + 2.886%)(b)(d)	31,460	31,776,566
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	11,222	11,534,937
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	14,287	15,282,147
Grifols SA, 4.75%, 10/15/28(a)(b)	10,242	9,474,983
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	8,172	5,525,331
12.25%, 04/15/29(a)(b)	11,437	12,009,513
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	21,101	20,099,882
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(a)(b)	7,042	7,478,155
Option Care Health Inc., 4.38%, 10/31/29(a)	7,746	7,242,784
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	30,294	28,733,238
5.13%, 04/30/31(a)(b)	27,805	25,170,070
6.75%, 05/15/34(a)(b)	7,197	7,230,329
7.88%, 05/15/34(a)(b)	7,087	7,225,721
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	6,534	5,944,196
6.63%, 04/01/30(a)(b)	7,512	7,233,394
Security	Par (000)	Value
Pharmaceuticals (continued)
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, 9.00% Cash and 3.50% PIK or 12.00% Cash(a)(b)	$7,230	$7,437,977
		371,832,112
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	10,095	9,869,524
5.75%, 03/01/27(a)	9,486	9,484,714
5.75%, 01/15/28(a)	9,259	9,226,660
6.63%, 02/01/32(a)(b)	8,144	8,318,379
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26(a)	3,724	3,721,347
7.00%, 07/15/29(a)	7,122	7,315,889
7.25%, 07/15/32(a)(b)	6,976	7,299,798
Buckeye Partners LP
3.95%, 12/01/26	8,166	7,939,830
4.13%, 12/01/27	5,568	5,352,991
4.50%, 03/01/28(a)(b)	6,594	6,349,590
5.60%, 10/15/44	4,243	3,536,535
5.85%, 11/15/43	5,679	4,978,371
6.75%, 02/01/30(a)	7,025	7,146,457
6.88%, 07/01/29(a)(b)	8,615	8,819,727
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	5,630	5,188,470
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	21,918	21,134,094
7.50%, 12/15/33(a)(b)	3,200	3,378,810
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)(b)	5,005	5,025,506
8.63%, 03/15/29(a)	14,939	15,668,083
DT Midstream Inc.
4.13%, 06/15/29(a)(b)	15,596	14,744,708
4.38%, 06/15/31(a)	14,045	12,991,079
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	5,845	5,989,167
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(d)	10,759	11,355,113
EQM Midstream Partners LP
4.50%, 01/15/29(a)(b)	10,687	10,302,374
4.75%, 01/15/31(a)	15,310	14,576,552
6.38%, 04/01/29(a)	9,352	9,507,627
6.50%, 07/01/27(a)	12,290	12,542,719
7.50%, 06/01/27(a)	6,585	6,750,211
7.50%, 06/01/30(a)(b)	7,598	8,184,201
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	8,228	8,703,101
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/33	8,350	8,351,754
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	10,441	10,571,669
7.88%, 05/15/32(b)	9,895	9,911,624
8.00%, 01/15/27	5,249	5,342,553
8.25%, 01/15/29	8,443	8,640,617
8.88%, 04/15/30(b)	6,792	7,040,825
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29(b)	4,766	4,833,725

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.00%, 08/01/27	$3,612	$3,628,749
8.25%, 01/15/32(a)(b)	6,703	6,996,330
Harvest Midstream I LP
7.50%, 09/01/28(a)(b)	11,300	11,557,222
7.50%, 05/15/32(a)(b)	7,420	7,721,608
Hess Midstream Operations LP
4.25%, 02/15/30(a)(b)	10,613	9,927,300
5.13%, 06/15/28(a)(b)	7,816	7,697,545
5.50%, 10/15/30(a)(b)	5,435	5,366,273
5.63%, 02/15/26(a)	6,881	6,883,346
6.50%, 06/01/29(a)	8,553	8,725,959
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)(b)	8,340	8,669,997
8.88%, 07/15/28(a)(b)	7,865	8,295,813
ITT Holdings LLC, 6.50%, 08/01/29(a)	16,579	15,494,896
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	13,731	13,623,710
6.63%, 12/15/28(a)(b)	11,464	11,722,519
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)	5,938	6,461,838
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	50,415	52,619,208
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	12,255	12,575,321
8.38%, 02/15/32(a)	18,373	18,900,305
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)(b)	9,065	9,279,641
NuStar Logistics LP
5.63%, 04/28/27(b)	8,174	8,177,172
6.00%, 06/01/26	7,777	7,822,550
6.38%, 10/01/30(b)	8,385	8,539,381
Prairie Acquiror LP, 9.00%, 08/01/29(a)	5,510	5,698,178
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)(b)	4,696	4,408,142
4.95%, 07/15/29(a)	7,919	7,591,948
6.88%, 04/15/40(a)	7,163	6,967,841
7.50%, 07/15/38(a)	3,608	3,609,616
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(b)(d)	8,330	8,581,474
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(d)	6,335	6,515,389
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	11,185	11,779,621
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	10,452	10,224,105
6.00%, 03/01/27(a)	6,422	6,392,085
6.00%, 12/31/30(a)(b)	10,058	9,708,795
6.00%, 09/01/31(a)(b)	6,330	6,090,027
7.38%, 02/15/29(a)	11,562	11,768,648
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26(b)	3,233	3,215,964
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	17,409	14,978,141
6.25%, 01/15/30(a)	13,987	14,243,200
3.88%, 08/15/29(a)	17,419	16,113,071
4.13%, 08/15/31(a)	17,378	15,710,658
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	21,160	21,627,192
Security	Par (000)	Value
Pipelines (continued)
8.13%, 06/01/28(a)	$31,556	$32,977,566
8.38%, 06/01/31(a)(b)	31,380	33,026,226
9.50%, 02/01/29(a)(b)	41,795	46,589,096
9.88%, 02/01/32(a)	27,675	30,465,304
		899,063,364
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	8,289	7,604,661
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	6,370	4,932,815
5.75%, 01/15/29(a)(b)	7,735	6,277,789
CoreLogic Inc., 4.50%, 05/01/28(a)(b)	10,637	9,959,555
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	8,595	8,666,071
8.88%, 09/01/31(a)(b)	5,520	5,945,918
Five Point Operating Co. LP/Five Point Capital Corp., 12.00%, 01/15/28(a)(i)	6,731	6,871,368
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)(b)	6,689	7,084,608
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	9,354	8,594,395
4.38%, 02/01/31(a)(b)	8,987	8,016,442
5.38%, 08/01/28(a)	10,390	10,092,478
Hunt Companies Inc., 5.25%, 04/15/29(a)	9,368	8,987,774
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	8,588	7,939,400
4.75%, 02/01/30(b)	8,237	7,413,443
5.00%, 03/01/31(b)	8,164	7,229,264
Newmark Group Inc., 7.50%, 01/12/29(b)	7,305	7,696,942
		123,312,923
Real Estate Investment Trusts — 3.4%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	7,436	6,675,002
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(a)(b)	4,136	3,958,585
7.75%, 12/01/29(a)	6,460	6,653,890
Brandywine Operating Partnership LP
3.95%, 11/15/27	6,280	5,946,529
4.55%, 10/01/29(b)	4,925	4,476,289
8.30%, 03/15/28(b)	5,363	5,643,024
8.88%, 04/12/29	5,485	5,859,834
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	8,549	8,218,978
5.75%, 05/15/26(a)(b)	9,847	9,769,411
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)(b)	6,552	6,222,602
Diversified Healthcare Trust
4.38%, 03/01/31(b)	6,658	5,129,677
4.75%, 02/15/28(b)	7,108	6,236,446
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)(b)	7,077	6,577,757
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	5,697	4,150,765
3.95%, 11/01/27	5,815	5,318,582
4.65%, 04/01/29(b)	6,640	5,334,505
5.95%, 02/15/28(b)	4,959	4,467,537

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Iron Mountain Inc.
4.50%, 02/15/31(a)	$15,341	$14,116,673
4.88%, 09/15/27(a)	13,882	13,625,022
4.88%, 09/15/29(a)(b)	13,815	13,243,700
5.00%, 07/15/28(a)(b)	6,376	6,211,771
5.25%, 03/15/28(a)(b)	11,797	11,593,245
5.25%, 07/15/30(a)	17,270	16,609,181
5.63%, 07/15/32(a)(b)	8,468	8,163,718
6.25%, 01/15/33(a)(b)	16,700	16,729,393
7.00%, 02/15/29(a)(b)	14,067	14,468,317
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)(b)	10,302	9,595,512
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	9,096	8,848,718
4.75%, 06/15/29(a)	9,229	8,779,085
7.00%, 07/15/31(a)(b)	7,076	7,283,398
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	17,766	11,912,521
4.63%, 08/01/29(b)	12,639	9,655,538
5.00%, 10/15/27(b)	19,267	17,254,246
5.25%, 08/01/26(b)	6,537	6,538,186
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(a)	7,526	7,034,824
Office Properties Income Trust
9.00%, 03/31/29(a)	55	53,115
9.00%, 09/30/29(a)(b)	6,456	5,406,771
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	11,012	10,520,233
5.88%, 10/01/28(a)	9,606	9,496,011
7.00%, 02/01/30(a)	8,130	8,321,526
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	6,206	6,197,200
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	8,602	8,202,508
4.75%, 10/15/27(b)	10,258	10,046,070
6.50%, 04/01/32(a)(b)	13,835	13,940,215
7.25%, 07/15/28(a)	5,609	5,815,720
Rithm Capital Corp., 8.00%, 04/01/29(a)	10,753	10,881,057
RLJ Lodging Trust LP
3.75%, 07/01/26(a)(b)	5,989	5,860,366
4.00%, 09/15/29(a)(b)	7,626	7,000,792
SBA Communications Corp.
3.13%, 02/01/29(b)	21,777	19,812,752
3.88%, 02/15/27(b)	20,092	19,440,913
Service Properties Trust
3.95%, 01/15/28(b)	5,163	4,559,747
4.38%, 02/15/30(b)	5,220	4,197,786
4.75%, 10/01/26	5,486	5,303,283
4.95%, 02/15/27(b)	5,893	5,696,655
4.95%, 10/01/29(b)	5,936	4,907,787
5.25%, 02/15/26	3,725	3,662,595
5.50%, 12/15/27	6,521	6,276,500
8.38%, 06/15/29(b)	9,766	9,760,247
8.63%, 11/15/31(a)(b)	14,085	14,956,650
8.88%, 06/15/32(b)	7,725	7,521,830
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	4,850	4,712,471
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 01/15/27(a)(b)	$6,488	$6,301,329
6.00%, 04/15/30(a)	5,511	5,431,404
6.50%, 07/01/30(a)(b)	7,125	7,193,129
7.25%, 04/01/29(a)	8,924	9,218,365
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	9,569	8,404,153
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	8,076	7,670,459
6.50%, 02/15/29(a)	15,565	14,199,738
10.50%, 02/15/28(a)	40,599	43,407,720
Vornado Realty LP
2.15%, 06/01/26(b)	4,465	4,269,398
3.40%, 06/01/31(b)	4,446	3,819,028
XHR LP
4.88%, 06/01/29(a)	6,818	6,478,371
6.63%, 05/15/30(a)(b)	5,950	6,014,171
		637,260,526
Retail — 5.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	10,275	9,489,713
3.88%, 01/15/28(a)	21,508	20,526,394
4.00%, 10/15/30(a)(b)	40,379	36,564,945
4.38%, 01/15/28(a)	10,591	10,185,859
5.63%, 09/15/29(a)	7,180	7,149,428
6.13%, 06/15/29(a)	16,586	16,811,901
Academy Ltd., 6.00%, 11/15/27(a)	6,358	6,348,603
Advance Auto Parts Inc.
1.75%, 10/01/27	5,056	4,558,782
3.50%, 03/15/32(b)	5,165	4,340,855
3.90%, 04/15/30(b)	7,525	6,776,846
5.90%, 03/09/26	2,150	2,170,270
5.95%, 03/09/28(b)	5,095	5,125,855
Arko Corp., 5.13%, 11/15/29(a)(b)	6,265	5,780,321
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	6,236	6,050,231
4.63%, 11/15/29(a)(b)	11,183	10,627,143
4.75%, 03/01/30(b)	6,405	6,081,287
5.00%, 02/15/32(a)(b)	8,421	7,879,157
At Home Group Inc.
4.88%, 07/15/28(a)(b)	2,157	885,887
7.13%, 07/15/29(a)	3,727	1,080,860
Bath & Body Works Inc.
5.25%, 02/01/28(b)	6,736	6,682,459
6.63%, 10/01/30(a)(b)	12,123	12,342,990
6.69%, 01/15/27(b)	3,219	3,291,180
6.75%, 07/01/36(b)	8,494	8,673,640
6.88%, 11/01/35(b)	10,948	11,297,340
6.95%, 03/01/33(b)	4,091	4,155,417
7.50%, 06/15/29(b)	6,238	6,436,917
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(c)	4,192	4,136,222
Beacon Roofing Supply Inc.
4.13%, 05/15/29(a)	5,174	5,059,766
4.50%, 11/15/26(a)(b)	1,308	1,295,009
6.50%, 08/01/30(a)(b)	8,563	8,830,557
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(a)(b)	4,385	4,003,149
BlueLinx Holdings Inc., 6.00%, 11/15/29(a)(b)	4,392	4,251,023
Brinker International Inc., 8.25%, 07/15/30(a)(b)	5,535	5,904,987

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(c)	$10,392	$11,194,201
13.00%, 06/01/30, (13.00% PIK)(a)(c)	19,715	21,885,395
14.00%, 06/01/31, (14.00% PIK)(a)(b)(c)	27,762	33,383,774
CEC Entertainment LLC, 6.75%, 05/01/26(a)	7,999	8,003,287
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)(b)	9,462	9,900,346
eG Global Finance PLC, 12.00%, 11/30/28(a)	14,602	16,370,258
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)(b)	6,795	7,133,676
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	6,858	6,845,142
5.88%, 04/01/29(a)	11,843	11,179,987
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	13,765	12,965,854
6.75%, 01/15/30(a)(b)	17,515	16,498,649
FirstCash Inc.
4.63%, 09/01/28(a)	6,353	6,074,643
5.63%, 01/01/30(a)	7,739	7,574,751
6.88%, 03/01/32(a)	6,981	7,077,771
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	5,307	4,552,013
Foundation Building Materials Inc., 6.00%, 03/01/29(a)(b)	5,765	5,151,208
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	10,452	9,507,819
3.88%, 10/01/31(a)(b)	10,345	9,073,108
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	7,326	6,861,539
8.75%, 01/15/32(a)	6,905	6,109,126
11.50%, 08/15/29(a)	7,595	7,758,483
Group 1 Automotive Inc.
4.00%, 08/15/28(a)(b)	10,909	10,351,151
6.38%, 01/15/30(a)(b)	7,385	7,506,166
GYP Holdings III Corp., 4.63%, 05/01/29(a)(b)	5,511	5,244,248
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)	6,331	6,084,252
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	7,932	7,839,515
Kohl's Corp.
4.63%, 05/01/31(b)	6,935	5,550,999
5.55%, 07/17/45(b)	5,885	3,690,049
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	10,249	9,474,041
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	13,787	13,073,898
8.25%, 08/01/31(a)(b)	12,213	12,822,917
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	11,650	10,809,080
4.38%, 01/15/31(a)(b)	7,605	7,003,627
4.63%, 12/15/27(a)	5,556	5,393,250
Macy's Retail Holdings LLC
4.30%, 02/15/43	3,574	2,477,451
4.50%, 12/15/34(b)	4,940	4,052,808
5.13%, 01/15/42(b)	3,022	2,231,219
5.88%, 04/01/29(a)(b)	5,024	4,921,648
5.88%, 03/15/30(a)(b)	6,114	5,881,035
6.13%, 03/15/32(a)(b)	6,116	5,784,063
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	11,130	8,655,188
7.88%, 05/01/29(a)(b)	14,657	9,206,510
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	7,472	6,652,472
Security	Par (000)	Value
Retail (continued)
4.75%, 09/15/29(b)	$7,814	$7,478,335
5.63%, 05/01/27(b)	3,292	3,284,578
Nordstrom Inc.
4.00%, 03/15/27(b)	5,459	5,283,548
4.25%, 08/01/31	5,431	4,789,684
4.38%, 04/01/30	7,217	6,576,243
5.00%, 01/15/44	13,586	10,279,957
6.95%, 03/15/28(b)	5,049	5,194,517
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	5,857	5,318,725
Park River Holdings Inc.
5.63%, 02/01/29(a)(b)	4,881	4,174,084
6.75%, 08/01/29(a)(b)	4,030	3,576,436
Patrick Industries Inc.
4.75%, 05/01/29(a)(b)	5,293	5,044,164
6.38%, 11/01/32(a)(b)	6,743	6,648,449
Penske Automotive Group Inc., 3.75%, 06/15/29(b)	7,482	6,918,531
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)	16,356	15,675,810
7.75%, 02/15/29(a)(b)	16,412	16,359,034
QVC Inc.
5.45%, 08/15/34(b)	5,684	3,492,600
5.95%, 03/15/43(b)	3,631	1,999,190
6.88%, 04/15/29(a)(b)	8,249	6,878,155
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(b)	7,155	7,662,898
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	27,426	26,263,256
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	8,594	8,658,696
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	9,801	9,231,014
4.88%, 11/15/31(a)(b)	7,542	6,955,701
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)(b)	7,475	7,646,364
Staples Inc.
10.75%, 09/01/29(a)	33,916	33,239,167
12.75%, 01/15/30(a)	11,417	8,920,741
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31(a)	8,201	7,456,437
5.88%, 03/01/27(b)	5,428	5,403,110
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)(b)	8,562	7,884,232
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	8,504	7,812,431
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	6,835	7,237,998
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	65	62,095
Walgreen Co., 4.40%, 09/15/42	175	117,001
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	7,275	6,041,815
3.45%, 06/01/26	18,875	18,375,575
4.10%, 04/15/50(b)	8,935	5,935,974
4.50%, 11/18/34(b)	4,170	3,325,752
4.65%, 06/01/46	4,170	2,759,886
4.80%, 11/18/44(b)	9,210	6,903,246
8.13%, 08/15/29(b)	10,325	10,437,948
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	9,277	9,281,240

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Yum! Brands Inc.
3.63%, 03/15/31(b)	$14,637	$13,098,029
4.63%, 01/31/32(b)	15,409	14,346,992
4.75%, 01/15/30(a)(b)	11,685	11,217,855
5.35%, 11/01/43(b)	4,178	3,993,248
5.38%, 04/01/32(b)	14,045	13,735,718
6.88%, 11/15/37	4,781	5,168,701
		1,022,746,770
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27(a)	4,943	4,953,227
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	5,605	5,562,825
Entegris Inc.
3.63%, 05/01/29(a)(b)	5,944	5,467,678
4.38%, 04/15/28(a)	5,800	5,588,052
4.75%, 04/15/29(a)	22,338	21,537,987
5.95%, 06/15/30(a)(b)	11,749	11,711,394
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	10,270	9,685,132
Synaptics Inc., 4.00%, 06/15/29(a)(b)	5,529	5,083,909
		69,590,204
Software — 2.6%
ACI Worldwide Inc., 5.75%, 08/15/26(a)(b)	5,301	5,302,007
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	32,191	31,146,077
Camelot Finance SA, 4.50%, 11/01/26(a)	10,461	10,270,073
Capstone Borrower Inc., 8.00%, 06/15/30(a)	7,416	7,797,583
Castle U.S. Holding Crop., 9.50%, 02/15/28(a)	2,019	928,740
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	10,568	10,037,281
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	10,013	9,703,138
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	12,735	11,998,853
4.88%, 07/01/29(a)(b)	13,126	12,304,058
Cloud Software Group Inc.
6.50%, 03/31/29(a)	55,439	54,495,901
8.25%, 06/30/32(a)(b)	25,110	26,099,736
9.00%, 09/30/29(a)(b)	53,358	54,646,703
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(a)(b)	1,759	1,746,463
6.50%, 10/15/28(a)(b)	5,036	5,090,293
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	6,859	6,666,882
Dye & Durham Ltd., 8.63%, 04/15/29(a)	8,156	8,524,309
Elastic NV, 4.13%, 07/15/29(a)(b)	8,520	7,967,884
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	10,330	10,392,269
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	13,060	12,440,042
5.25%, 05/15/26(a)	4,765	4,771,986
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(a)(b)	5,041	4,646,812
8.75%, 05/01/29(a)(b)	9,801	10,094,550
Open Text Corp.
3.88%, 02/15/28(a)(b)	13,003	12,347,750
3.88%, 12/01/29(a)(b)	12,022	11,023,496
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	12,469	11,433,528
4.13%, 12/01/31(a)(b)	9,086	8,143,638
PTC Inc., 4.00%, 02/15/28(a)(b)	6,801	6,526,055
Rackspace Finance LLC, 3.50%, 05/15/28(a)(b)	1,801	957,863
RingCentral Inc., 8.50%, 08/15/30(a)(b)	5,324	5,652,054
Security	Par (000)	Value
Software (continued)
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	$14,092	$12,918,177
Rocket Software Inc.
6.50%, 02/15/29(a)	7,950	7,534,186
9.00%, 11/28/28(a)	11,384	11,791,741
SS&C Technologies Inc.
5.50%, 09/30/27(a)	21,334	21,278,399
6.50%, 06/01/32(a)	11,365	11,550,920
Twilio Inc.
3.63%, 03/15/29	7,309	6,793,309
3.88%, 03/15/31(b)	6,738	6,120,952
UKG Inc., 6.88%, 02/01/31(a)	35,360	36,101,181
West Technology Group LLC, 8.50%, 04/10/27(a)(b)	6,028	5,025,829
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	9,574	8,821,580
		491,092,298
Telecommunications — 5.6%
Africell Holding Ltd., 10.50%, 10/23/29(a)	230	225,149
Altice Financing SA
5.00%, 01/15/28(a)(b)	16,744	13,542,710
5.75%, 08/15/29(a)(b)	28,587	22,354,408
9.63%, 07/15/27(a)	5,020	4,649,754
Altice France Holding SA
6.00%, 02/15/28(a)(b)	10,450	2,847,092
10.50%, 05/15/27(a)(b)	15,722	4,800,398
Altice France SA
5.13%, 01/15/29(a)	8,265	6,594,022
5.13%, 07/15/29(a)	36,369	28,940,596
5.50%, 01/15/28(a)	16,924	13,692,691
5.50%, 10/15/29(a)	29,153	23,191,431
8.13%, 02/01/27(a)	25,939	21,779,759
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)(d)	6,521	6,344,560
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(d)	6,992	6,405,222
Ciena Corp., 4.00%, 01/31/30(a)	5,713	5,274,586
CommScope LLC
4.75%, 09/01/29(a)(b)	17,790	15,836,282
6.00%, 03/01/26(a)(b)	21,329	21,329,000
7.13%, 07/01/28(a)(b)	8,703	7,916,492
8.25%, 03/01/27(a)(b)	11,990	11,445,389
CommScope Technologies LLC, 5.00%, 03/15/27(a)(b)	10,296	9,264,349
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	27,860	24,971,695
Consolidated Communications Inc.
5.00%, 10/01/28(a)(b)	5,803	5,496,735
6.50%, 10/01/28(a)	10,132	9,883,179
EchoStar Corp.
6.75%, 11/30/30, (6.75% in cash)	31,877	29,425,722
Series ., 10.75%, 11/30/29	71,950	77,560,661
Embarq Corp., 8.00%, 06/01/36(b)	14,071	7,879,760
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	21,852	21,628,423
5.88%, 10/15/27(a)	15,253	15,257,378
5.88%, 11/01/29	10,214	10,179,823
6.00%, 01/15/30(a)(b)	13,056	13,082,254
6.75%, 05/01/29(a)	13,462	13,553,070
8.63%, 03/15/31(a)	10,496	11,213,664
8.75%, 05/15/30(a)(b)	16,837	17,791,549

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	$4,432	$4,546,080
GoTo Group Inc.
5.50%, 05/01/28(a)	6,116	5,336,428
5.50%, 05/01/28(a)(b)	4,823	2,170,462
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	10,288	9,228,954
6.63%, 08/01/26(b)	9,951	6,861,727
Iliad Holding SASU
7.00%, 10/15/28(a)(b)	10,983	11,181,309
7.00%, 04/15/32(a)	12,270	12,441,265
8.50%, 04/15/31(a)	13,329	14,313,147
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	41,202	37,223,374
Level 3 Financing Inc.
3.88%, 10/15/30(a)(b)	6,785	5,289,722
4.00%, 04/15/31(a)(b)	6,524	5,088,720
4.50%, 04/01/30(a)	10,419	8,626,515
4.88%, 06/15/29(a)(b)	9,054	7,797,152
10.00%, 10/15/32(a)(b)	5,475	5,458,988
10.50%, 04/15/29(a)	11,915	13,346,419
10.50%, 05/15/30(a)(b)	14,234	15,510,932
10.75%, 12/15/30(a)(b)	11,100	12,493,161
11.00%, 11/15/29(a)(b)	24,592	27,879,722
Lumen Technologies Inc.
4.13%, 04/15/29(a)(b)	5,668	5,082,981
4.13%, 04/15/30(a)	5,416	4,746,585
4.50%, 01/15/29(a)(b)	3,663	3,060,546
5.13%, 12/15/26(a)	1	837
10.00%, 10/15/32(a)	8,282	8,261,295
Series P, 7.60%, 09/15/39	3,438	2,784,780
Series U, 7.65%, 03/15/42(b)	2,713	2,187,420
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	10,707	9,485,796
5.13%, 01/15/28(a)(b)	5,276	5,124,070
6.25%, 03/25/29(a)(b)	9,981	9,905,863
7.38%, 04/02/32(a)(b)	6,560	6,654,333
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,259	7,173,775
Series 2034, 6.00%, 09/30/34(a)(b)	7,221	6,924,110
Series 2036, 7.20%, 07/18/36(a)(b)	5,880	5,969,736
Series 2038, 7.72%, 06/04/38(a)	6,537	6,864,549
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(d)	9,850	9,649,227
Sable International Finance Ltd., 7.13%, 10/15/32(a)(b)	14,940	14,598,173
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	5,300	5,236,720
Telecom Italia Capital SA
6.00%, 09/30/34(b)	7,456	7,101,986
6.38%, 11/15/33(b)	7,363	7,252,997
7.20%, 07/18/36	6,141	6,160,545
7.72%, 06/04/38(b)	6,215	6,419,188
Telesat Canada/Telesat LLC
4.88%, 06/01/27(a)(b)	4,043	2,327,820
5.63%, 12/06/26(a)(b)	5,085	2,998,517
6.50%, 10/15/27(a)(b)	3,376	1,500,515
U.S. Cellular Corp., 6.70%, 12/15/33(b)	8,553	9,149,050
Viasat Inc.
5.63%, 04/15/27(a)(b)	8,177	7,941,752
6.50%, 07/15/28(a)(b)	4,971	4,232,540
7.50%, 05/30/31(a)(b)	10,391	7,484,120
Security	Par (000)	Value
Telecommunications (continued)
Viavi Solutions Inc., 3.75%, 10/01/29(a)(b)	$6,081	$5,532,331
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	18,805	16,282,628
4.75%, 07/15/31(a)	19,369	17,017,541
7.75%, 04/15/32(a)(b)	10,302	10,442,839
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(d)	5,462	5,291,841
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(d)	14,147	12,706,809
5.13%, 06/04/81, (5-year CMT + 3.073%)(b)(d)	13,566	10,475,006
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	28,318	29,469,212
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	30,350	31,412,887
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	22,597	21,322,315
6.13%, 03/01/28(a)	16,418	14,548,379
Zegona Finance PLC, 8.63%, 07/15/29(a)	12,955	13,829,462
		1,053,762,956
Transportation — 0.5%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	16,130	15,630,615
Cargo Aircraft Management Inc., 4.75%, 02/01/28(a)(b)	8,756	8,735,469
Carriage Purchaser Inc., 7.88%, 10/15/29(a)(b)	4,279	3,969,457
Danaos Corp., 8.50%, 03/01/28(a)(b)	3,081	3,136,156
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	9,342	8,698,252
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)(b)	10,210	10,237,485
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	12,529	12,992,460
RXO Inc., 7.50%, 11/15/27(a)	4,460	4,571,500
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)(b)	10,360	10,739,735
XPO CNW Inc., 6.70%, 05/01/34	4,050	4,181,342
XPO Inc.
7.13%, 06/01/31(a)(b)	6,764	6,989,329
7.13%, 02/01/32(a)(b)	8,375	8,642,590
		98,524,390
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(b)	7,465	7,142,302
7.00%, 05/01/31(a)	9,248	9,372,599
7.00%, 06/15/32(a)(b)	11,190	11,344,534
7.88%, 12/01/30(a)(b)	7,040	7,345,170
5.50%, 05/01/28(a)(b)	13,713	13,403,762
		48,608,367
Total Corporate Bonds & Notes — 98.0% (Cost: $18,695,888,500)		18,378,624,824
Fixed Rate Loan Interests
Software — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27	916	922,064
Total Fixed Rate Loan Interests — 0.0% (Cost: $868,654)		922,064

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Floating Rate Loan Interests(d)
Health Care - Services — 0.1%
MPH Acquisition Holdings LLC, Term Loan, 0.00%, 12/31/30(j)	$3,120	$2,740,839
Software — 0.0%
Veritas U.S. Inc., 2024 Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 12.50%), 16.93%, 12/09/29	2,037	2,028,978
Total Floating Rate Loan Interests — 0.1% (Cost: $4,737,919)		4,769,817
	Shares
Common Stocks
Health Care Technology — 0.0%
Quincy Health LLC(h)	11,575	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	30,481	27,695
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ 5,036,205)(a)(k)	335,747	5,036,205
Professional Services — 0.0%
Affinion Group Inc.(h)	3,506	—
Total Common Stocks — 0.0% (Cost $6,301,383)		5,063,900
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G1, Preference Shares, NVS	18,412	414,270
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	26,650	599,625
		1,013,895
Total Preferred Stocks — 0.0% (Cost $898,900)		1,013,895
Total Long-Term Investments — 98.1% (Cost: $18,708,695,356)		18,390,394,500
Security	Shares	Value
Short-Term Securities
Money Market Funds — 19.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(l)(m)(n)	3,546,075,448	$3,547,848,486
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(l)(m)	111,740,000	111,740,000
Total Short-Term Securities — 19.5% (Cost: $3,658,477,513)		3,659,588,486
Total Investments — 117.6% (Cost: $22,367,172,869)		22,049,982,986
Liabilities in Excess of Other Assets — (17.6)%		(3,297,766,933)
Net Assets — 100.0%		$18,752,216,053

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,036,205, representing less than 0.05% of its net assets as of period end, and an original cost of $5,036,205.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Broad USD High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$3,488,771,380	$59,756,614 (a)	$—	$(147,295)	$(532,213)	$3,547,848,486	3,546,075,448	$4,388,999 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,470,000	43,270,000 (a)	—	—	—	111,740,000	111,740,000	738,642	—
				$(147,295)	$(532,213)	$3,659,588,486		$5,127,641	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$18,378,624,824	$—	$18,378,624,824
Fixed Rate Loan Interests	—	922,064	—	922,064
Floating Rate Loan Interests	—	4,769,817	—	4,769,817
Common Stocks	5,036,205	27,695	—	5,063,900
Preferred Stocks	—	1,013,895	—	1,013,895
Short-Term Securities
Money Market Funds	3,659,588,486	—	—	3,659,588,486
	$3,664,624,691	$18,385,358,295	$—	$22,049,982,986

Portfolio Abbreviation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
NVS	Non-Voting Shares

PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate